                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Explanatory Note: The Registrant, Security Income Fund, contains four series. This filing on Form N-CSR (including all exhibits) relates solely to the Capital Preservation Series.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                          [SECURITY FUNDS LOGO]

                                                             SEMI-ANNUAL REPORT
                                                             MARCH 31, 2005

                                                             - SECURITY CAPITAL
                                                               PRESERVATION FUND

                                           [SECURITY DISTRIBUTORS, INC. LOGO]
                                           A Member of The Security Benefit
                                           Group of Companies

                       SECURITY CAPITAL PRESERVATION FUND
                                 MARCH 31, 2005
                               SEMI-ANNUAL REPORT

                               TABLE OF CONTENTS

Chairman's Letter..............................     2
Performance....................................     3
Statement of Assets and Liabilities............     5
Statement of Operations........................     5
Statement of Changes in Net Assets.............     6
Financial Highlights...........................     7
Notes to Financial Statements..................     9
PreservationPlus Income Portfolio..............    11
  Schedule of Investments......................    12
  Statement of Assets and Liabilities..........    21
  Statement of Operations......................    21
  Statement of Changes in Net Assets...........    22
  Financial Highlights.........................    23
  Notes to Financial Statements................    24
Director's and Officers........................    28

Chairman's Letter
May 15, 2005

[PHOTO OF JOHN CLELAND]

    John Cleland
Chairman of the Board

TO OUR SHAREHOLDERS:

Once again the markets demonstrated their fickle nature over the short run, as seen in the contrasting investment returns in the 4th quarter 2004 as compared to the 1st quarter of 2005. Although equity returns averaged out to be reasonably good over the six-month period ended March 31, 2005, bond market returns were anemic over this same time frame. In addition, the strong positive returns the equity markets experienced overall in the 4th quarter 2004 did not extend into the 1st quarter of 2005, and in fact turned negative for both stocks and bonds. It appears that the positive investor sentiment that had helped the markets in the post-federal election period at the end of 2004 began to wane during the 1st quarter 2005 as new inflation fears emerged, spurred by a run-up in oil prices.

The market returns are illustrated in the following table, which shows the performance of some of the major indexes in each quarter and for the six-month period as a whole.

                                              RETURN %
                                ---------------------------------
                                4TH Q    1ST Q      SIX MONTHS
       INDEX                    2004      2005    9/30/04-3/31/05
----------------------          -----    ------   ---------------
S&P 500                          9.23    - 2.15        6.88
S&P Midcap 400                  12.15    -  .40       11.70
Russell 2000                    14.09    - 5.34        8.00
MSCI EAFE ($US)                 14.98    -  .77       14.10
Lehman Aggregate Bond             .95    -  .48         .47

Interest rates generally rose in shorter term securities, while the longest dated bond rates remained flat. As a result, the difference in interest rates between the shorter maturity securities and the longer maturity securities narrowed significantly. This can be seen in the following table which shows interest rates on US Treasury Securities of varying maturities.

                                              % RATES
                                ----------------------------------
US TREASURY MATURITY            9/30/04       12/31/04     3/31/05
--------------------            -------       --------     -------
3 Month                          1.68           2.22        2.80
1 Year                           2.12           2.67        3.30
10 Year                          4.13           4.23        4.50
Long Term (20+ Years)            4.89           4.88        4.89

As we look ahead to the remainder of the current fiscal year, the potential for a continuation of rising short-term rates as a result of a Federal Reserve tightening policy appears to be the general expectation of the market. The outlook for longer-term rates is less clear, however. How this plays out over the next two quarters will depend on the direction of inflation as well as the strength of the economy and corporate earnings.

As discussed in the Fund's prospectus sticker, as of November 17, 2004, the Fund converted from a stable value fund to a short term bond fund. Prior to that date, the Fund had used wrapper agreements in seeking to maintain a stable net asset value per share. While the change to a bond fund had a positive impact on the performance of the Fund in the 4th quarter 2004, it also introduced a modest level of volatility in returns consistent with that of a short-term fixed income portfolio. While returns going forward may fluctuate more than in the past, the Fund's emphasis on a diversified portfolio of shorter-term investment grade fixed income securities appears to be a reasonable strategy, particularly in the current market environment, given the Fund's objective of providing both income and a high degree of stability of shareholders' capital.

The management of Capital Preservation Fund, along with the other Security Funds, is based on the investment philosophy that, over the long run, shareholders should benefit from the application of well-defined and diversified investment strategies. We thank you for your investment in the Funds and welcome any comments or questions you may have.

Sincerely,

/s/ John Cleland
----------------------------
John Cleland
Chairman, The Security Funds

Performance Summary                                             SECURITY CAPITAL
May 15, 2005                                                   PRESERVATION FUND
                                                                     (unaudited)

PERFORMANCE

SECURITY CAPITAL PRESERVATION FUND VS.
LEHMAN 1-3 YEAR GOVERNMENT/CREDIT INDEX

[PERFORMANCE GRAPH]

CAPITAL PRESERVATION FUND
 $10,000 SINCE INCEPTION

   DATE                    VALUE
----------                --------
05/03/1999                $  9,650
06/30/1999                $  9,724
09/30/1999                $  9,869
12/31/1999                $ 10,023
03/31/2000                $ 10,182
06/30/2000                $ 10,354
09/30/2000                $ 10,525
12/31/2000                $ 10,689
03/31/2001                $ 10,849
06/30/2001                $ 11,014
09/30/2001                $ 11,173
12/31/2001                $ 11,330
03/31/2002                $ 11,464
06/30/2002                $ 11,597
09/30/2002                $ 11,722
12/31/2002                $ 11,840
03/31/2003                $ 11,944
06/30/2003                $ 12,046
09/30/2003                $ 12,148
12/31/2003                $ 12,256
03/31/2004                $ 12,370
06/30/2004                $ 12,486
09/30/2004                $ 12,584
12/31/2004                $ 13,003
03/31/2005                $ 13,004

LEHMAN 1-3 YEAR GOVERNMENT/CREDIT INDEX
      $10,000 SINCE INCEPTION

   DATE                    VALUE
----------                --------
05/03/1999                $ 10,000
06/30/1999                $ 10,022
09/30/1999                $ 10,145
12/31/1999                $ 10,208
03/31/2000                $ 10,337
06/30/2000                $ 10,508
09/30/2000                $ 10,750
12/31/2000                $ 11,031
03/31/2001                $ 11,358
06/30/2001                $ 11,509
09/30/2001                $ 11,908
12/31/2001                $ 12,001
03/31/2002                $ 12,009
06/30/2002                $ 12,305
09/30/2002                $ 12,604
12/31/2002                $ 12,756
03/31/2003                $ 12,870
06/30/2003                $ 13,021
09/30/2003                $ 13,085
12/31/2003                $ 13,116
03/31/2004                $ 13,272
06/30/2004                $ 13,121
09/30/2004                $ 13,273
12/31/2004                $ 13,286
03/31/2005                $ 13,254

                             $10,000 SINCE INCEPTION

This chart assumes a $10,000 investment in Class A shares of Capital Preservation Fund on May 3, 1999, reflects deduction of the 3.50% sales load and assumes all dividends reinvested. The chart does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.

AVERAGE ANNUAL RETURNS

PERIODS ENDED 3-31-05       1 YEAR      5 YEARS      SINCE INCEPTION
--------------------------  ------      -------      ---------------
A Shares                     5.11%       5.02%        5.17% (5-3-99)

A Shares with sales charge   1.46%       4.28%        4.55% (5-3-99)

B Shares                     4.59%       4.51%        4.66% (5-3-99)

B Shares with CDSC          (0.41%)      4.17%        4.66% (5-3-99)

C Shares                     4.85%       4.76%        4.92% (5-3-99)

C Shares with CDSC           3.85%       4.76%        4.92% (5-3-99)

The performance data above represent past performance that is not predictive of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. The figures do not reflect the deduction of taxes that a shareholder would pay on distributions or redemption of fund shares. Such figures would be lower if the maximum sales charge and any applicable taxes were deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

PORTFOLIO SUMMARY

Corporate Bonds                                                 26.1%

Commercial and Non-Agency Mortgage Backed Securities            21.1%

Asset Backed                                                    20.3%

U.S. Government Backed                                          13.7%

Collateralized Mortgage Obligations                             12.0%

Foreign Bonds - US$ Denominated                                  1.9%

U.S. Government Sponsored Agencies                               0.5%

Cash Equivalents and Other Assets and Liabilities, Net(a)        4.4%

                                                                 100%

(a) Futures Contracts included.

Asset allocation is subject to change.

Effective November 17, 2005, the Fund converted from a stable value fund to a short-term bond fund. The return for the six months ended March 31, 2005 includes the effect of this change and in the absence of such change, the return would have been lower.

                                                         See accompanying notes.

Performance Summary                                            SECURITY CAPITAL
May 15, 2005                                                   PRESERVATION FUND
                                                                     (unaudited)

PERFORMANCE

INFORMATION ABOUT YOUR FUND'S EXPENSES

CALCULATING YOUR ONGOING FUND EXPENSES
EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service fees (12b-1); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2004 - March 31, 2005.

ACTUAL EXPENSES

The first line for each class of shares in the table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR
COMPARISON PURPOSES

The second line for each class of shares in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the second line for each class of shares is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

FUND EXPENSES

                            BEGINNING       ENDING      EXPENSES PAID
                          ACCOUNT VALUE  ACCOUNT VALUE     DURING
                            10-01-04      03-31-05(1)     PERIOD(2)
                          -------------  -------------  -------------
Capital Preservation
Fund - Class A
  Actual                    $ 1,000.00    $ 1,033.30      $ 6.34
  Hypothetical                1,000.00      1,019.00        5.99

Capital Preservation
Fund - Class B
  Actual                      1,000.00      1,030.80        8.46
  Hypothetical                1,000.00      1,017.00        8.00

Capital Preservation
Fund - Class C
  Actual                      1,000.00      1,032.10        7.30
  Hypothetical                1,000.00      1,018.05        6.94

(1) The actual ending account value is based on the actual total return of the Fund for the period October 1, 2004 to March 31, 2005 after actual expenses and will differ from the hypothetical ending account value which is based on the Fund's expense ratio and a hypothetical annual return of 5% before expenses. The actual cumulative return at net asset value for the period October 1, 2004 to March 31, 2005 was 3.33%, 3.08% and 3.21%,
      for Class A, B and C shares, respectively.

(2) Expenses are equal to the Fund's annualized expense ratio (1.25%, 1.67% and 1.44% for Class A, B and C shares, respectively) multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                                               SECURITY CAPITAL
                                                               PRESERVATION FUND
                                                                     (unaudited)

Statement of Assets and Liabilities
March 31, 2005

ASSETS
Investment in PreservationPlus
  Income Portfolio, at value............................    $  298,472,979
Fund shares sold........................................             1,972
Other receivables.......................................           697,161
Prepaid expenses........................................           152,064
                                                            --------------
Total assets............................................       299,324,176
                                                            --------------

LIABILITIES
Dividends payable.......................................           682,667
Fund shares redeemed....................................           733,591
Accrued expenses and other liabilities..................           677,925
                                                            --------------
Total liabilities.......................................         2,094,183
                                                            --------------
Net assets..............................................    $  297,229,993
                                                            ==============

NET ASSETS CONSIST OF:
Paid-in capital.........................................    $  300,800,775
Distributions in excess of
  net investment income.................................        (2,007,820)
Accumulated net realized gain/(loss) from
  investments futures, contracts and
  foreign currency transactions.........................         3,362,531
Net unrealized depreciation on investments,
  futures contracts and foreign currency
  contracts.............................................        (4,925,493)
                                                            --------------
Net assets..............................................    $  297,229,993
                                                            ==============

CLASS "A" SHARES
Capital shares outstanding
  (unlimited number of shares authorized)...............        13,277,486
Net assets..............................................    $  130,827,494
Net asset value and redemption price
  per share.............................................    $         9.85
                                                            ==============

Maximum offering price per share
  (net asset value divided by 96.5%)....................    $        10.21
                                                            ==============

CLASS "B" SHARES
Capital shares outstanding
  (unlimited number of shares authorized)...............         3,576,198
Net assets..............................................    $   35,238,859
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge).....................    $         9.85
                                                            ==============

CLASS "C" SHARES
Capital shares outstanding
  (unlimited number of shares authorized)...............        13,311,272
Net assets..............................................    $  131,163,640
Net asset value, offering and redemption
  price per share (excluding any applicable
  contingent deferred sales charge).....................    $         9.85
                                                            ==============

Statement of Operations
For the Six Months Ended March 31, 2005

INVESTMENT INCOME:
Interest and dividends..................................    $    6,905,437
Credit rate interest....................................         1,421,550
Mortgage dollar roll income.............................            17,433
Expenses allocated from PreservationPlus
  Income Portfolio(1)...................................        (1,245,256)
                                                            --------------
Income, net of expenses, allocated from
  PreservationPlus Income Portfolio.....................         7,099,164
                                                            --------------

EXPENSES:
Administration and management services fees.............           419,247
12b-1 distribution fees - Class A.......................           255,765
12b-1 distribution fees - Class B.......................           139,563
12b-1 distribution fees - Class C.......................           414,915
Registration fees.......................................            44,661
Reports to shareholders.................................            15,665
Transfer agent fees.....................................           150,113
Custodian fees..........................................             2,207
Professional fees.......................................            43,440
Trustee fees............................................            23,713
Other fees..............................................            17,395
                                                            --------------
Total expenses..........................................         1,526,684
                                                            --------------
Net investment income...................................         5,572,480
                                                            --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND WRAPPER AGREEMENTS:
Net realized gain from:
  Investment transactions...............................         9,192,588
  Foreign currency transactions.........................         3,296,542
  Futures transactions..................................           220,875
                                                            --------------
Net realized gain.......................................        12,710,005
                                                            --------------

Net change in unrealized appreciation/
  (depreciation) on:
  Investments, foreign currency and futures contracts...       (29,095,711)
  Wrapper Agreements....................................        28,458,301
                                                            --------------
Net unrealized loss.....................................          (637,410)
                                                            --------------

Net realized and unrealized gain on
  investments and Wrapper Agreements....................        12,072,595
                                                            --------------
Net increase in net assets from operations..............    $   17,645,075
                                                            ==============

(1) For the period ended March 31, 2005, the advisor of the PreservationPlus Income Portfolio waived fees of which $510,213 was allocated to the Fund on a prorated basis

Statement of Changes in Net Assets                              SECURITY CAPITAL
                                                               PRESERVATION FUND

                                                                                            SIX MONTHS
                                                                                               ENDED
                                                                                           MARCH 31, 2005          YEAR ENDED
                                                                                            (unaudited)        SEPTEMBER 30, 2004
                                                                                           --------------      ------------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income..................................................................    $    5,572,480         $  19,303,410
Net realized gain from investments, futures and foreign currency transactions..........        12,710,005             3,864,280
Net change in unrealized appreciation/(depreciation) on investments,
  foreign currency and futures contracts...............................................       (29,095,711)           (3,532,541)
Net change in unrealized appreciation/(depreciation) on wrapper agreements.............        28,458,301              (796,422)
                                                                                           --------------         -------------
  Net increase in net assets resulting from operations.................................        17,645,075            18,838,727

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A..............................................................................        (6,380,945)          (15,275,522)
  Class B..............................................................................        (1,278,209)           (1,596,288)
  Class C..............................................................................        (5,671,579)           (7,903,521)
Net realized gain
  Class A..............................................................................        (1,514,181)             (629,064)
  Class B..............................................................................          (383,829)              (75,655)
  Class C..............................................................................        (1,589,221)             (317,730)
                                                                                           --------------         -------------
    Total distributions to shareholders ...............................................       (16,817,964)          (25,797,780)
                                                                                           --------------         -------------

CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from sale of shares
  Class A..............................................................................        48,983,028           232,534,543
  Class B..............................................................................         1,547,790            10,642,051
  Class C..............................................................................         4,312,992           112,867,788
Distributions reinvested
  Class A..............................................................................         6,687,115            15,092,004
  Class B..............................................................................         1,450,267             1,547,939
  Class C..............................................................................         5,862,789             7,237,489
Cost of shares redeemed
  Class A..............................................................................      (304,087,877)         (160,813,463)
  Class B..............................................................................        (7,704,812)           (7,222,933)
  Class C..............................................................................      (102,462,255)          (35,650,124)
                                                                                           --------------         -------------
Net increase in net assets from capital transactions in shares of
  beneficial interest..................................................................      (345,410,963)          176,235,294
                                                                                           --------------         -------------
Net increase in net assets.............................................................      (344,583,852)          169,276,241

NET ASSETS
Beginning of period....................................................................       641,813,845           472,537,604
                                                                                           --------------         -------------
End of period..........................................................................    $  297,229,993         $ 641,813,845
                                                                                           ==============         =============

Accumulated undistributed net investment income at end of period.......................    $   (2,007,820)        $   5,750,433
                                                                                           ==============         =============

CAPITAL SHARE ACTIVITY:
Shares sold
  Class A..............................................................................         4,883,042            23,253,076
  Class B..............................................................................           154,834             1,064,212
  Class C..............................................................................           431,282            11,286,788
Shares reinvested
  Class A..............................................................................           672,267             1,509,200
  Class B..............................................................................           145,993               154,794
  Class C..............................................................................           589,890               723,749
Shares redeemed
  Class A..............................................................................       (29,966,747)          (16,081,344)
  Class B..............................................................................          (767,170)             (722,294)
  Class C..............................................................................       (10,136,534)           (3,564,995)
Reverse split
  Class A..............................................................................                 -              (443,340)
  Class B..............................................................................                 -               (53,319)
  Class C..............................................................................                 -              (223,924)
                                                                                           --------------         -------------
Total capital share activity...........................................................       (33,993,143)           16,902,603
                                                                                           ==============         =============

                                       6                 See accompanying notes.

Financial Highlights                                            SECURITY CAPITAL
                                                               PRESERVATION FUND
Selected data for each share of capital stock outstanding throughout each period

                                                       SIX MONTHS ENDED                                               YEAR ENDED
                                                           MARCH 31,                                                 SEPTEMBER 30,
CLASS A                                                   2005(d,e)        2004       2003       2002      2001          2000
-------                                                ----------------  --------   --------   --------   --------   -------------
PER SHARE DATA
Net asset value, beginning of period                     $      10.00    $  10.00   $  10.00   $  10.00   $  10.00     $   10.00
                                                         ------------    --------   --------   --------   --------     ---------
Income (loss) from investment operations:
Net investment income (loss)                                     0.20        0.35       0.36       0.48       0.60          0.65
Net gain on securities (realized and unrealized)                 0.14           -          -          -          -             -
                                                         ------------    --------   --------   --------   --------     ---------
Total from investment operations                                 0.34        0.35       0.36       0.48       0.60          0.65
                                                         ------------    --------   --------   --------   --------     ---------
Less distributions:
Dividends from net investment income                            (0.38)      (0.35)     (0.36)     (0.48)     (0.60)        (0.65)
Distributions from realized gains                               (0.11)      (0.15)     (0.08)         -          -             -
Reverse stock split(c)                                              -        0.15       0.08          -          -             -
                                                         ------------    --------   --------   --------   --------     ---------
Total distributions                                             (0.49)      (0.35)     (0.36)     (0.48)     (0.60)        (0.65)
                                                         ------------    --------   --------   --------   --------     ---------
Net asset value, end of period                           $       9.85    $  10.00   $  10.00   $  10.00   $  10.00     $   10.00
                                                         ============    ========   ========   ========   ========     =========

TOTAL RETURN(a)                                                  3.33%       3.60%      3.64%      4.94%      6.15%         6.65%
                                                         ------------    --------   --------   --------   --------     ---------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $    130,827    $378,469   $294,501   $361,411   $208,117     $ 198,235
                                                         ------------    --------   --------   --------   --------     ---------
Ratios to average net assets:
Net investment income (loss)                                     2.96%       3.62%      3.68%      4.72%      6.00%         6.51%
Total expenses(b)                                                1.25%       1.52%      1.45%      1.37%      1.20%         1.00%
Gross expenses                                                   1.50%       1.56%      1.53%      1.50%      1.61%         1.64%

                                                       SIX MONTHS ENDED                                               YEAR ENDED
                                                           MARCH 31,                                                 SEPTEMBER 30,
CLASS B                                                    2005(d,e)       2004       2003       2002       2001         2000
-------                                                ----------------  --------   --------   --------   --------   -------------
PER SHARE DATA
Net asset value, beginning of period                     $      10.00    $  10.00   $  10.00   $  10.00   $  10.00     $   10.00
                                                         ------------    --------   --------   --------   --------     ---------
Income (loss) from investment operations:
Net investment income (loss)                                     0.16        0.30       0.31       0.43       0.55          0.60
Net gain on securities (realized and unrealized)                 0.15           -          -          -          -             -
                                                         ------------    --------   --------   --------   --------     ---------
Total from investment operations                                 0.31        0.30       0.31       0.43       0.55          0.60
                                                         ------------    --------   --------   --------   --------     ---------
Less distributions:
Dividends from net investment income                            (0.35)      (0.30)     (0.31)     (0.43)     (0.55)        (0.60)
Distributions from realized gains                               (0.11)      (0.15)     (0.08)         -          -             -
Reverse stock split(c)                                              -        0.15       0.08          -          -             -
                                                         ------------    --------   --------   --------   --------     ---------
Total distributions                                             (0.46)      (0.30)     (0.31)     (0.43)     (0.55)        (0.60)
                                                         ------------    --------   --------   --------   --------     ---------
Net asset value, end of period                           $       9.85    $  10.00   $  10.00   $  10.00   $  10.00     $   10.00
                                                         ============    ========   ========   ========   ========     =========

TOTAL RETURN(a)                                                  3.08%       3.03%      3.12%      4.42%      5.68%         6.12%
                                                         ------------    --------   --------   --------   --------     ---------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                 $     35,239    $ 40,488   $ 35,989   $ 20,677   $  3,033     $     790
                                                         ------------    --------   --------   --------   --------     ---------
Ratios to average net assets:
Net investment income (loss)                                     2.26%       3.12%      3.14%      4.07%      5.44%         6.01%
Total expenses(b)                                                1.67%       2.03%      1.95%      1.89%      1.63%         1.50%
Gross expenses                                                   1.92%       2.07%      2.03%      2.02%      2.04%         2.14%

                                       7                See accompanying notes.

                                                                SECURITY CAPITAL
Financial Highlights                                           PRESERVATION FUND
Selected data for each share of capital stock outstanding throughout each period

                                                           SIX MONTHS ENDED                                            YEAR ENDED
                                                               MARCH 31,                                              SEPTEMBER 30,
CLASS C                                                        2005(d,e)       2004       2003       2002     2001        2000
                                                           ----------------  --------   --------   -------   ------   -------------
PER SHARE DATA
Net asset value, beginning of period                         $      10.00    $  10.00   $  10.00   $ 10.00   $10.00      $   10.00
                                                             ------------    --------   --------   -------   ------      ---------
Income (loss) from investment operations:
Net investment income (loss)                                         0.17        0.33       0.33      0.46     0.58           0.62
Net gain on securities (realized and unrealized)                     0.15           -          -         -        -              -
                                                             ------------    --------   --------   -------   ------      ---------
Total from investment operations                                     0.32        0.33       0.33      0.46     0.58           0.62
                                                             ------------    --------   --------   -------   ------      ---------
Less distributions:
Dividends from net investment income                                (0.36)      (0.33)     (0.33)    (0.46)   (0.58)         (0.62)
Distributions from realized gains                                   (0.11)      (0.15)     (0.08)        -        -              -
Reverse stock split(c)                                                  -        0.15       0.08         -        -              -
                                                             ------------    --------   --------   -------   ------      ---------
Total distributions                                                 (0.47)      (0.33)     (0.41)    (0.46)   (0.58)         (0.62)
                                                             ------------    --------   --------   -------   ------      ---------
Net asset value, end of period                               $       9.85    $  10.00   $  10.00   $ 10.00   $10.00      $   10.00
                                                             ============    ========   ========   =======   ======      =========

TOTAL RETURN(a)                                                      3.21%       3.30%      3.36%     4.68%    5.93%          6.39%
                                                             ------------    --------   --------   -------   ------      ---------
RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)                     $    131,164    $224,348   $142,048   $55,723   $5,762      $   1,697
                                                             ------------    --------   --------   -------   ------      ---------
Ratios to average net assets:
Net investment income (loss)                                         2.57%       3.36%      3.38%     4.32%    5.72%          6.26%
Total expenses(b)                                                    1.44%       1.77%      1.70%     1.67%    1.41%          1.25%
Gross expenses                                                       1.70%       1.81%      1.78%     1.80%    1.82%          1.89%

(a) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C.

(b) Ratio of expenses to average net assets includes expenses of the PreservationPlus Income Portfolio.

(c)   See Note 5 in Notes to Financial Statements.

(d) Unaudited figures for the six months ended March 31, 2005. Percentage amounts for the period, except for total return, have been annualized.

(e) Effective November 17, 2004, the Fund converted from a stable value fund to a short-term bond fund. The return for the six months ended March 31, 2005 includes the effect of this change and in the absence of such change, the return would have been lower.

                                       8                 See accompanying notes.

Notes to Financial Statements                                   SECURITY CAPITAL
March 31, 2005                                                 PRESERVATION FUND

NOTE I - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

      Security Capital Preservation Fund (the "Fund") seeks to provide investors with a high level of current income. Security Income Fund is an open-end management investment company (mutual fund) registered under the Investment Company Act of 1940 (the "Act"). The Fund is a separate series of Security Income Fund and currently offers three classes of shares (the "Shares"). The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed. Class B and C shares are offered without a frontend sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares and redemptions within 1 year of acquisition for Class C shares incur a contingent deferred sales charge. Effective on June 11, 2004, the Fund ceased to offer shares to new investors.

      Effective November 17, 2004, the Board of Directors of Security Capital Preservation Fund elected to change the Fund from a stable value fund to a short-term bond fund. The most significant change was the elimination of the Fund's insurance Wrapper Agreements, which resulted in the fluctuation of the Fund's price or net asset value ("NAV") after November 16, 2004.

      The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 2005, the Fund's investment was approximately 25.1% of the Portfolio.

      The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES, SECURITY TRANSACTIONS AND

RELATED INVESTMENT INCOME

      Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

      Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio.

C. DISTRIBUTIONS

      It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. FEDERAL INCOME TAXES

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from U.S. generally accepted accounting principles.

E. OTHER

      Security Income Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets.

      The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an Administration and Services Agreement with Security Management Company, LLC ("SMC"). Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund.

      SMC is paid the following for providing transfer agent services to the Funds, plus certain out-of-pocket charges:

        Per account charge: $5.00 to $8.00
        Transactions fees: $0.60 to $1.10
        Minimum charge: $25,000

      Under a Sub-Accounting Agreement between SMC and Investment Company Capital Corporation ("ICCC"), ICCC has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub-Accounting Agreement provides for SMC to pay ICCC a fee, equal to $16,000 per year.

      Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund paid SMC a fee at the annual rate of .20% of its

Notes to Financial Statements                                  SECURITY CAPITAL
March 31, 2005                                                 PRESERVATION FUND

average daily net assets, calculated daily and payable monthly through November 16, 2004. Effective November 17, 2004, that rate dropped to 0.05% of average daily net assets.

      For the period October 1, 2004 through November 16, 2004, Deutsche Asset Management, Inc. maintained the annualized expenses of the Portfolio including the annual premiums on Wrapper Agreements at not more than 0.80% of the Portfolio's average daily net assets. For the period from November 17, 2004 through February 1, 2006, Deutsche Asset Management, Inc. agreed to maintain the annualized expenses of the Portfolio at no more than 0.48% of the Portfolio's average daily net assets. In addition, SMC has agreed to cap the annual expenses of the Fund at 1.50% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.

      The Fund has adopted Distribution Plans related to the offering of Class A, B, and C shares pursuant to Rule 12b-1 of the Investment Company Act. The Plans provide for payments at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares and 0.50% of the average daily net assets of Class C shares.

      Security Distributors, Inc. (SDI) is national distributor for the Fund. For the period ended March 31, 2005, SDI received net underwriting commissions on sales of shares in the amount of $101,961.

      Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

NOTE 3 - FEDERAL TAX MATTERS

The tax character of distributions paid during the fiscal year ended September 30, 2004 and 2003 were as follows:

YEAR                  ORDINARY INCOME                CAPITAL GAIN
----                  ---------------                ------------
2004                  $    25,415,718                $    382,062
2003                  $    22,026,461                $    267,740

As of September 30, 2004, the components of accumulated earnings (deficit) on a tax basis were as follows:

UNDISTRIBUTED           UNDISTRIBUTED                         ACCUMULATED       OTHER           UNREALIZED           TOTAL
  ORDINARY               LONG-TERM          ACCUMULATED       CAPITAL AND      TEMPORARY       APPRECIATION        ACCUMULATED
  INCOME                   GAIN              EARNINGS        OTHER LOSSES     DIFFERENCES     (DEPRECIATION)    EARNINGS (DEFICIT)
-------------           -------------       -----------      ------------     -----------     --------------    ------------------
$   6,849,534             $       -         $ 6,849,534      ($   720,079)    ($6,290,584)    ($  14,176,407)   ($      14,337,536)

NOTE 4 - ADDITIONAL DISTRIBUTIONS

      In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Prior to November 17, 2004, the objective of the Fund was to maintain a stable net asset value of $10 per share. The Fund declared a reverse stock split immediately subsequent to any such distributions at a rate that caused the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

      Since the Fund no longer seeks to maintain a stable net asset value after November 16, 2004, the Fund no longer follows a policy of declaring a reverse stock split when it makes capital gains distributions or additional income distributions.

NOTE 5 - WRAPPER AGREEMENTS

      Effective November 17, 2004 the Board of Directors of Security Capital Preservation Fund (the "Fund") elected to change the Fund from a stable value fund to a short-term bond fund. The most significant change was the elimination of the Fund's Insurance Wrapper Agreements, which resulted in the fluctuation of the Fund's price or net asset value ("NAV"). At November 16, 2004, the Portfolio's Wrapper Agreements had a fair value of $58,561,356, which the Portfolio reflected as a payable to the wrapper providers, of which approximately $15,933,682 was allocable to the Fund based on its ownership interest in the Portfolio. No payments were made to the wrapper providers in connection with the termination of the agreements.

NOTE 6 - SUBSEQUENT EVENT

      At a meeting held on April 15, 2005, the Board of Directors of Security Capital Preservation Fund (the "Fund") elected to change the Fund from a hub and spoke structure to a short-term bond fund effective June 30, 2005. To effect this change, the Board approved an investment advisory contract between the Fund and Security Management Company, LLC, (the "Investment Manager") subject to Fund shareholder approval. In addition, contingent upon Fund shareholder approval of the investment advisory contract, the Board approved terminating the Fund's participation under the Third Party Feeder Fund Agreement (The "Feeder Fund Agreement") between the Security Income Fund, the Investment Manager, the PreservationPlus Income Portfolio, Security Distributors, Inc. and Deutsche Asset Management, Inc. Accordingly, after the termination of the Feeder Fund Agreement, and pending shareholder approval, the Investment Manager will assume responsibility for the daily investment management of the Fund's assets.

                       PRESERVATIONPLUS INCOME PORTFOLIO

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2005

                   (The following financial statements of the
                PreservationPlus Income Portfolio should be read
             in conjunction with the Fund's financial statements.)

Schedule of Investments                                       PRESERVATIONPLUS
March 31, 2005                                                INCOME PORTFOLIO
                                                                    (unaudited)

                                                    PRINCIPAL                    MARKET
                                                      AMOUNT                      VALUE
                                                   -----------                 -----------
CORPORATE BONDS - 26.1%

CONSUMER DISCRETIONARY - 2.3%
155 East Tropicana LLC/Finance, 144A,
  8.75%, 4/1/2012                                  $    40,000                 $    39,500
Adesa, Inc., 7.625%, 6/15/2012                          74,000                      74,000
AMC Entertainment, Inc.,
  8.0%, 3/1/2014                                       180,000                     171,900
Ames True Temper, Inc., 144A,
  6.64%**, 1/15/2012                                    65,000                      61,100
AutoNation, Inc., 9.0%, 8/1/2008                        75,000                      82,500
Aztar Corp., 7.875%, 6/15/2014                          85,000                      90,313
Cablevision Systems New York Group,
  144A, 6.669%**, 4/1/2009                             276,000                     292,560
Caesars Entertainment, Inc.:
  8.875%, 9/15/2008                                     80,000                      87,700
  9.375%, 2/15/2007                                     87,000                      92,546
Clear Channel Communications, Inc.,
  6.0%, 11/1/2006                                    5,000,000                   5,095,450
Cooper Standard Automotive, Inc.,
  144A, 8.375%, 12/15/2014                             135,000                     109,687
Cox Communications, Inc.,
  7.75%, 8/15/2006                                   3,500,000                   3,653,086
CSC Holdings, Inc.,
  7.875%, 12/15/2007                                   155,000                     161,200
Daimlerchrysler NA Holding Corp.,
  4.125%, 3/7/2007                                   2,500,000                   2,464,850
Dex Media East LLC/Financial,
  12.125%, 11/15/2012                                  360,000                     426,600
DIMON, Inc.:
  7.75%, 6/1/2013                                       24,000                      26,880
  Series B, 9.625%, 10/15/2011                         380,000                     428,925
Dura Operating Corp., Series B,
  8.625%, 4/15/2012                                     82,000                      75,645
EchoStar DBS Corp., 144A,
  6.625%, 10/1/2014                                    103,000                      99,524
Friendly Ice Cream Corp.,
  8.375%, 6/15/2012                                     84,000                      79,800
General Motors Corp.,
  8.25%, 7/15/2023                                      69,000                      59,605
ITT Corp., 7.375%, 11/15/2015                          110,000                     118,250
Jacobs Entertainment Co.,
  11.875%, 2/1/2009                                    419,000                     456,710
Kellwood Co., 7.625%, 10/15/2017                        78,000                      81,583
Mediacom LLC, 9.5%, 1/15/2013                          135,000                     134,662
MGM MIRAGE:
  8.375%, 2/1/2011                                     186,000                     200,880
  9.75% , 6/1/2007                                      90,000                      96,750
MTR Gaming Group, Inc., Series B,
  9.75%, 4/1/2010                                       55,000                      59,950
NCL Corp., 144A, 10.625%, 7/15/2014                     91,000                      94,071
Petro Stopping Centers,
  9.0%, 2/15/2012                                      192,000                     197,760
Premier Entertainment Biloxi LLC/
  Finance, 10.75%, 2/1/2012                            128,000                     130,560

PRIMEDIA, Inc.:
  8.164%**, 5/15/2010                                  168,000                     178,080
  8.875%, 5/15/2011                                    262,000                     273,135
Renaissance Media Group LLC,
  10.0%, 4/15/2008                                      71,000                      71,710
Resorts International Hotel & Casino,
  Inc., 11.5%, 3/15/2009                                50,000                      56,938
Restaurant Co., 11.25%, 5/15/2008                      471,942                     462,503
Schuler Homes, Inc.,
  10.5%, 7/15/2011                                     154,000                     170,320
Sinclair Broadcast Group, Inc.:
  8.0%, 3/15/2012                                      175,000                     178,500
  8.75%, 12/15/2011                                    175,000                     183,750
Sonic Automotive, Inc., Series B,
  8.625%, 8/15/2013                                     98,000                      97,510
Time Warner, Inc.,
  8.11%, 8/15/2006                                   8,500,000                   8,905,399
Toys "R" Us, Inc.,
  7.375%, 10/15/2018                                   158,000                     131,930
TRW Automotive, Inc.,
  11.0%, 2/15/2013                                     183,000                     204,960
United Auto Group, Inc.,
  9.625%, 3/15/2012                                    171,000                     180,405
Visteon Corp.:
  7.0%, 3/10/2014                                      214,000                     181,900
  8.25%, 8/1/2010                                       26,000                      24,700
Wheeling Island Gaming, Inc.,
  10.125%, 12/15/2009                                  103,000                     110,725
Williams Scotsman, Inc.,
  9.875%, 6/1/2007                                     191,000                     190,045
Wynn Las Vegas LLC, 144A,
  6.625%, 12/1/2014                                    210,000                     199,500
                                                                               -----------
                                                                                27,046,557
                                                                               -----------

CONSUMER STAPLES - 2.7%
Agrilink Foods, Inc.,
  11.875%, 11/1/2008                                   112,000                     116,200
Altria Group, Inc., 7.2%, 2/1/2007                   5,000,000                   5,233,575
Campbell Soup Co.,
  5.5%, 3/15/2007                                    1,000,000                   1,019,033
Coca-Cola Enterprises, Inc.,
  5.25%, 5/15/2007                                   1,000,000                   1,020,510
Duane Reade, Inc., 144A,
  7.51%**, 12/15/2010                                   30,000                      30,300
GNC Corp., 144A,
  8.625%, 1/15/2011                                     20,000                      18,800
Kraft Foods, Inc.,
  4.625%, 11/1/2006                                 10,000,000                  10,065,510
Nabisco, Inc., 7.05%, 7/15/2007                      1,500,000                   1,577,740
Pinnacle Foods Holding Corp.,
  8.25%, 12/1/2013                                      80,000                      68,400
Rite Aid Corp., 11.25%, 7/1/2008                       477,000                     508,005
Safeway, Inc., 4.8%, 7/16/2007                       1,000,000                   1,000,394
Standard Commercial Corp.,
  8.0%, 4/15/2012                                       72,000                      82,800

                                       12                See accompanying notes.

Schedule of Investments                                       PRESERVATIONPLUS
March 31, 2005                                                INCOME PORTFOLIO
                                                                    (UNAUDITED)

                                                    PRINCIPAL                    MARKET
                                                     AMOUNT                       VALUE
                                                   -----------                 -----------
CORPORATE BONDS (CONTINUED)

CONSUMER STAPLES (CONTINUED)
Swift & Co., 12.5%, 1/1/2010                       $   107,000                 $   120,643
Tyson Foods, Inc.,
  7.25%, 10/1/2006                                   7,500,000                   7,825,530
Wal-Mart Stores, Inc.:
  4.375%, 7/12/2007                                  1,000,000                   1,006,240
  5.45%, 8/1/2006                                    2,000,000                   2,038,966
Wornick Co., 10.875%, 7/15/2011                         71,000                      74,195
                                                                               -----------
                                                                                31,806,841
                                                                               -----------

ENERGY - 1.4%
Chesapeake Energy Corp.,
  9.0%, 8/15/2012                                       90,000                      99,338
ChevronTexaco Capital Co.,
  3.5%, 9/17/2007                                    2,000,000                   1,968,578
CITGO Petroleum Corp.,
  6.0%, 10/15/2011                                     145,000                     143,188
Devon Energy Corp.,
  2.75%, 8/1/2006                                    3,000,000                   2,934,150
Dynegy Holdings, Inc.,
  144A, 9.875%, 7/15/2010                              140,000                     149,975
Edison Mission Energy,
  7.73%, 6/15/2009                                     106,000                     110,505
El Paso Production Holding Corp.,
  7.75%, 6/1/2013                                      132,000                     133,650
Lasmo USA, Inc., 7.5%, 6/30/2006                     2,000,000                   2,085,152
Marathon Oil Corp.,
  5.375%, 6/1/2007                                   1,000,000                   1,020,450
Newpark Resources, Inc.,
  Series B, 8.625%, 12/15/2007                         155,000                     153,450
Sempra Energy, 4.621%, 5/17/2007                     5,500,000                   5,521,802
Southern Natural Gas,
  8.875%, 3/15/2010                                    122,000                     132,285
Stone Energy Corp.,
  8.25%, 12/15/2011                                    447,000                     465,997
Valero Energy Corp.,
  6.125%, 4/15/2007                                  2,000,000                   2,067,208
Williams Companies, Inc.:
  8.125%, 3/15/2012                                    156,000                     170,820
  8.75%, 3/15/2032                                      93,000                     110,437
                                                                               -----------
                                                                                17,266,985
                                                                               -----------

FINANCIALS - 14.3%
AAC Group Holding Corp., 144A,
  Step-up Coupon, 0% to 10/1/2008,
  10.25% to 10/1/2012                                   20,000                      14,400
ABN Amro Bank NV,
  7.125%, 6/18/2007                                    250,000                     265,096
Affinia Group, Inc., 144A,
  9.0%, 11/30/2014                                     355,000                     328,375
American General Finance Corp.:
  4.5%, 11/15/2007                                   5,000,000                   5,006,780
  Series G, 5.75%, 3/15/2007                           700,000                     718,753
  Series F, 5.875%, 7/14/2006                        4,000,000                   4,089,116
AmeriCredit Corp., 9.25%, 5/1/2009                     225,000                     241,031

Atlantic Mutual Insurance Co.,
  144A, 8.15%, 2/15/2028                               229,000                     142,063
Bank of America Corp.,
  7.125%, 9/15/2006                                  1,000,000                   1,044,206
Bank One Corp.:
  4.125%, 9/1/2007                                   5,000,000                   5,005,805
  6.875%, 8/1/2006                                   1,000,000                   1,036,998
  7.6%, 5/1/2007                                     6,500,000                   6,923,501
Bank One National Association,
  3.7%, 1/15/2008                                    5,000,000                   4,925,855
BankBoston NA, 6.5%, 12/19/2007                      1,000,000                   1,057,051
Bear Stearns Companies, Inc.,
  7.8%, 8/15/2007                                    2,500,000                   2,693,703
BF Saul Real Estate Investment
  Trust, 7.5%, 3/1/2014                                110,000                     114,125
Boeing Capital Corp.:
  5.75%, 2/15/2007                                     500,000                     513,449
  6.35%, 11/15/2007                                  1,425,000                   1,489,501
Caterpillar Financial Services Corp.:
  2.59%, 7/15/2006                                   1,000,000                     982,868
  Series F, 3.625%, 11/15/2007                       3,000,000                   2,950,392
  Series F, 3.8%, 2/8/2008                           2,000,000                   1,966,876
  4.875%, 6/15/2007                                  1,000,000                   1,012,125
CIT Group, Inc.:
  2.875%, 9/29/2006                                  2,000,000                   1,963,948
  5.5%, 11/30/2007                                   4,000,000                   4,096,036
Citigroup, Inc., 3.5%, 2/1/2008                      7,500,000                   7,323,262
E*TRADE Financial Corp.,
  8.0%, 6/15/2011                                      143,000                     147,290
EOP Operating LP,
  7.75%, 11/15/2007                                  1,350,000                   1,452,724
Ford Motor Credit Co.:
  6.5%, 1/25/2007                                   10,000,000                  10,101,430
  6.875%, 2/1/2006                                  10,000,000                  10,135,980
General Electric Capital Corp.:
  Series A, 4.125%, 3/4/2008                         1,500,000                   1,488,805
  Series A, 4.25%, 1/15/2008                         4,000,000                   3,985,076
  Series A, 5.0%, 2/15/2007                          2,825,000                   2,867,980
  Series A, 6.5%, 12/10/2007                         5,000,000                   5,265,690
General Motors Acceptance Corp.:
  4.5%, 7/15/2006                                    7,500,000                   7,316,108
  5.625%, 5/15/2009                                     65,000                      59,298
  6.75%, 1/15/2006                                   8,500,000                   8,559,185
  6.75%, 12/1/2014                                     100,000                      86,380
H&E Equipment Services/Finance,
  11.125%, 6/15/2012                                   105,000                     118,125
Hartford Financial Services Group,
  4.7%, 9/1/2007                                     1,000,000                   1,004,780
HSBC Finance Corp.,
  4.625%, 1/15/2008                                  9,000,000                   9,023,508
John Deere Capital Corp.:
  3.875%, 3/7/2007                                   1,000,000                     994,265
  4.5%, 8/22/2007                                    5,000,000                   5,017,450
KeyCorp, 7.5%, 6/15/2006                             5,000,000                   5,196,615

                                       13               See accompanying notes.

Schedule of Investments                                       PRESERVATIONPLUS
March 31, 2005                                                INCOME PORTFOLIO
                                                                    (unaudited)

                                                    PRINCIPAL                     MARKET
                                                     AMOUNT                       VALUE
                                                   -----------                 -----------
CORPORATE BONDS (CONTINUED)

FINANCIALS (CONTINUED)
Lehman Brothers Holdings, Inc.,
  8.25%, 6/15/2007                                 $ 3,275,000                 $ 3,547,087
Marshall & Ilsley Bank,
  2.625%, 2/9/2007                                   2,000,000                   1,949,270
Merrill Lynch & Co., Inc.,
  Series B, 4.0%, 11/15/2007                         5,000,000                   4,969,215
Morgan Stanley, 5.8%, 4/1/2007                       8,000,000                   8,224,672
National City Bank of Indiana,
  4.875%, 7/20/2007                                  1,500,000                   1,522,409
PNC Funding Corp.,
  6.875%, 7/15/2007                                  1,000,000                   1,054,941
Poster Financial Group, Inc.,
  8.75%, 12/1/2011                                     130,000                     135,200
PXRE Capital Trust I,
  8.85%, 2/1/2027                                      121,000                     125,840
R.H. Donnelly Finance Corp.,
  10.875%, 12/15/2012                                   88,000                     101,420
RC Royalty Subordinated LLC,
  7.0%, 1/1/2018                                        85,000                      77,350
Southern Co. Capital Funding,
  5.3%, 2/1/2007                                     1,000,000                   1,028,474
Textron Financial Corp.:
  Series E, 4.125%, 3/3/2008                         2,000,000                   1,985,516
  5.875%, 6/1/2007                                   2,830,000                   2,923,353
TIG Capital Holdings Trust,
  144A, 8.597%, 1/15/2027                              616,000                     529,760
UGS Corp., 144A, 10.0%, 6/1/2012                       110,000                     121,550
Universal City Development,
  11.75%, 4/1/2010                                     149,000                     169,860
US Bancorp, Series N,
  5.1%, 7/15/2007                                    1,000,000                   1,019,781
Wachovia Corp., 7.5%, 7/15/2006                      1,000,000                   1,042,673
Washington Mutual, Inc.,
  5.625%, 1/15/2007                                  8,000,000                   8,179,976
Wells Fargo & Co.,
  5.125%, 2/15/2007                                  3,000,000                   3,053,289
                                                                               -----------
                                                                               170,487,640
                                                                               -----------

HEALTH CARE - 0.2%
Abbott Laboratories,
  5.625%, 7/1/2006                                   1,000,000                   1,018,600
Cinacalcet Royalty Subordinated LLC,
  8.0%, 3/30/2017                                      230,000                     235,750
Curative Health Services, Inc.,
  10.75%, 5/1/2011                                     137,000                     112,683
Hanger Orthopedic Group, Inc.,
  10.375%, 2/15/2009                                   345,000                     342,412
HEALTHSOUTH Corp.,
  10.75%, 10/1/2008                                    117,000                     119,925
InSight Health Services Corp.,
  Series B, 9.875%, 11/1/2011                           49,000                      48,020
Interactive Health LLC, 144A,
  7.25%, 4/1/2011                                      281,000                     255,710


Tenet Healthcare Corp.:
  6.375%, 12/1/2011                                    165,000                     152,212
  144A, 9.25%, 2/1/2015                                200,000                     199,500
                                                                               -----------
                                                                                 2,484,812
                                                                               -----------

INDUSTRIALS - 1.1%
Allied Security Escrow Corp.,
  11.375%, 7/15/2011                                    86,000                      88,150
Allied Waste North America, Inc.:
  Series B, 5.75%, 2/15/2011                           140,000                     127,400
  Series B, 9.25%, 9/1/2012                             87,000                      93,090
AMI Semiconductor, Inc.,
  10.75%, 2/1/2013                                      77,000                      92,208
Avondale Mills, Inc.,
  144A, 10.093%**, 7/1/2012                             20,000                      20,000
Bear Creek Corp., 144A,
  7.873%**, 3/1/2012                                    80,000                      80,400
Browning-Ferris Industries:
  7.4%, 9/15/2035                                      121,000                      99,220
  9.25%, 5/1/2021                                       76,000                      77,140
Burlington North Santa Fe,
  7.875%, 4/15/2007                                  1,000,000                   1,065,948
Cenveo Corp., 7.875%, 12/1/2013                        107,000                      95,498
Collins & Aikman Floor Cover, Series B,
  9.75%, 2/15/2010                                     710,000                     756,150
Columbus McKinnon Corp.,
  10.0%, 8/1/2010                                      105,000                     114,187
Cornell Companies, Inc.,
  10.75%, 7/1/2012                                     117,000                     121,095
CSX Corp.:
  7.45%, 5/1/2007                                    1,100,000                   1,168,956
  9.0%, 8/15/2006                                    2,400,000                   2,547,434
Dana Corp., 7.0%, 3/1/2029                             135,000                     118,554
Erico International Corp.,
  8.875%, 3/1/2012                                     108,000                     113,515
ISP Chemco, Inc., Series B,
  10.25%, 7/1/2011                                     182,000                     197,015
Joy Global, Inc., Series B,
  8.75%, 3/15/2012                                      80,000                      88,000
Kansas City Southern:
  7.5%, 6/15/2009                                      108,000                     110,160
  9.5%, 10/1/2008                                      227,000                     247,430
Laidlaw International, Inc.,
  10.75%, 6/15/2011                                    125,000                     141,562
McDonnell Douglas Corp.,
  6.875%, 11/1/2006                                  4,000,000                   4,155,532
Millennium America, Inc.:
  7.625%, 11/15/2026                                    46,000                      44,620
  9.25%, 6/15/2008                                     158,000                     169,455
Securus Technologies, Inc.,
  144A, 11.0%, 9/1/2011                                 75,000                      75,375
Ship Finance International Ltd.,
  8.5%, 12/15/2013                                     143,000                     141,570

                                       14               See accompanying notes.

Schedule of Investments                                       PRESERVATIONPLUS
March 31, 2005                                                INCOME PORTFOLIO
                                                                    (unaudited)

                                                    PRINCIPAL                     MARKET
                                                     AMOUNT                       VALUE
                                                   -----------                 -----------
CORPORATE BONDS (CONTINUED)

INDUSTRIALS (CONTINUED)
Technical Olympic USA, Inc.,
  10.375%, 7/1/2012                                $   150,000                 $   164,250
The Brickman Group Ltd., Series B,
  11.75%, 12/15/2009                                   102,000                     115,260
United Rentals North America, Inc.,
  7.0%, 2/15/2014                                      230,000                     210,450
Westlake Chemical Corp.,
  8.75%, 7/15/2011                                      91,000                      99,531
                                                                               -----------
                                                                                12,739,155
                                                                               -----------
INFORMATION TECHNOLOGY - 0.3%
Activant Solutions, Inc.:
  144A, 9.09%**, 4/1/2010                               65,000                      66,300
  10.5%, 6/15/2011                                     370,000                     394,050
Hewlett-Packard Co.,
  5.75%, 12/15/2006                                  1,000,000                   1,025,411
IBM Corp., 4.875%, 10/1/2006                         1,000,000                   1,013,374
Lucent Technologies, Inc.:
  6.45%, 3/15/2029                                     223,000                     192,337
  7.25%, 7/15/2006                                     161,000                     164,623
Sanmina-SCI Corp., 144A,
  6.75%, 3/1/2013                                      170,000                     159,375
                                                                               -----------
                                                                                 3,015,470
                                                                               -----------
MATERIALS - 0.7%
ARCO Chemical Co., 9.8%, 2/1/2020                      390,000                     440,700
Associated Materials, Inc.,
  Step-up Coupon, 0% to 3/1/2009,
  11.25% to 3/01/2014                                  215,000                     149,425
Caraustar Industries, Inc.,
  9.875%, 4/1/2011                                      70,000                     73,500
Constar International, Inc.,
  144A, 6.149%**, 2/15/2012                             75,000                     75,000
Dayton Superior Corp.,
  10.75%, 9/15/2008                                    399,000                     391,020
Dow Chemical Co.,
  5.0%, 11/15/2007                                   2,500,000                   2,531,887
Georgia-Pacific Corp.:
  8.0%, 1/15/2024                                      159,000                     177,285
  9.375%, 2/1/2013                                     120,000                     134,100
Hercules, Inc., 6.75%, 10/15/2029                      370,000                     362,600
Huntsman Advanced Materials LLC,
  144A, 11.0%, 7/15/2010                               135,000                     154,912
Huntsman LLC, 11.625%, 10/15/2010                      209,000                     244,530
IMC Global, Inc.:
  7.375%, 8/1/2018                                      70,000                      72,100
  10.875%, 8/1/2013                                     89,000                     106,355
International Flavors & Fragrance, Inc.,
  6.45%, 5/15/2006                                   2,000,000                   2,047,504
Neenah Corp., 144A,
  11.0%, 9/30/2010                                     197,000                     218,670
Omnova Solutions, Inc.,
  11.25%, 6/1/2010                                     195,000                     203,775



MATERIALS (CONTINUED)
Owens-Brockway Glass Container,
  8.25%, 5/15/2013                                      50,000                      52,875
Pliant Corp.:
  Step-up Coupon, 0% to 12/15/2006,
  11.125% to 06/15/2009                                104,000                      93,600
  11.125%, 9/1/2009                                     13,000                      13,000
Sheffield Steel Corp.,
  144A, 11.375%, 8/15/2011                              77,000                      78,733
Texas Industries, Inc.,
  10.25%, 6/15/2011                                     95,000                     107,588
TriMas Corp., 9.875%, 6/15/2012                        255,000                     260,100
UAP Holding Corp., Step-up Coupon,
  0% to 1/15/2008,
  10.75% to 7/15/2012                                  100,000                      79,500
United States Steel LLC,
  9.75%, 5/15/2010                                     130,000                     143,975
                                                                               -----------
                                                                                 8,212,734
                                                                               -----------
TELECOMMUNICATION SERVICES - 1.9%
AirGate PCS, Inc., 144A,
  6.41%**, 10/15/2011                                  194,000                     197,880
AT&T Corp.:
  9.05%, 11/15/2011                                    259,000                     294,289
  9.75%, 11/15/2031                                    173,000                     211,060
AT&T Wireless Services, Inc.,
  7.5%, 5/1/2007                                     3,000,000                   3,189,903
BellSouth Corp., 5.0%, 10/15/2006                    2,500,000                   2,533,590
Cincinnati Bell, Inc.:
  7.25%, 7/15/2013                                      35,000                      34,825
  8.375%, 1/15/2014                                    291,000                     286,635
  144A, 8.375%, 1/15/2014                               30,000                      29,550
Crown Castle International Corp.,
  9.375%, 8/1/2011                                      55,000                      59,813
Insight Midwest LP, 9.75%, 10/1/2009                    76,000                      79,420
MCI, Inc., 8.735%, 5/1/2014                            320,000                     352,000
Nextel Communications, Inc.:
  5.95%, 3/15/2014                                     145,000                     144,275
  7.375%, 8/1/2015                                     220,000                     232,375
Nextel Partners, Inc.,
  8.125%, 7/1/2011                                     109,000                     115,812
Qwest Corp., 7.25%, 9/15/2025                          273,000                     255,255
Qwest Services Corp.:
  144A, 14.0%, 12/15/2010                              138,000                     159,735
  144A, 14.5%, 12/15/2014                               75,000                      90,562
Sprint Capital Corp.,
  6.0%, 1/15/2007                                   10,000,000                  10,279,780
Verizon Global Funding Corp.,
  6.125%, 6/15/2007                                  2,000,000                   2,074,530
Verizon Wireless Capital LLC,
  5.375%, 12/15/2006                                 2,500,000                   2,546,865
                                                                               -----------
                                                                                23,168,154
                                                                               -----------

                                       15               See accompanying notes.

Schedule of Investments                                       PRESERVATIONPLUS
March 31, 2005                                                INCOME PORTFOLIO
                                                                    (unaudited)

                                                    PRINCIPAL                     MARKET
                                                     AMOUNT                       VALUE
                                                   -----------                 -----------
CORPORATE BONDS (CONTINUED)

UTILITIES - 1.2%
AES Corp., 144A, 8.75%, 5/15/2013                  $   195,000                 $   212,550
Allegheny Energy Supply Co. LLC:
  144A, 8.25%, 4/15/2012                               206,000                     218,360
  144A, 10.25%, 11/15/2007                              16,000                      17,680
Ameren Corp., 4.263%, 5/15/2007                      3,143,000                   3,136,019
American Electric Power Co., Inc.,
  Series A, 6.125%, 5/15/2006                        1,500,000                   1,533,357
Aquila, Inc., 11.875%, 7/1/2012                         49,000                      67,130
CMS Energy Corp.:
  8.5%, 4/15/2011                                      170,000                     183,600
  9.875%, 10/15/2007                                   155,000                     168,175
Constellation Energy Group, Inc.,
  6.35%, 4/1/2007                                    1,000,000                   1,036,877
DPL, Inc., 6.875%, 9/1/2011                            142,000                     150,871
DTE Energy Co., 6.45%, 6/1/2006                      1,000,000                   1,026,840
FPL Group Capital, Inc.,
  7.625%, 9/15/2006                                    500,000                     524,795
Kansas City Power & Light Co.,
  Series B, 6.0%, 3/15/2007                          1,000,000                   1,028,654
Mission Energy Holding Co.,
  13.5%, 7/15/2008                                      78,000                      93,600
NorthWestern Corp., 144A,
  5.875%, 11/1/2014                                     95,000                      94,508
NRG Energy, Inc., 144A,
  8.0%, 12/15/2013                                     274,000                     289,755
PP&L Capital Funding, Inc.,
  8.375%, 6/15/2007                                  1,000,000                   1,079,018
PSE&G Energy Holdings LLC:
  8.5%, 6/15/2011                                      148,000                     159,100
  10.0%, 10/1/2009                                     190,000                     213,275
TNP Enterprises, Inc., Series B,
  10.25%, 4/1/2010                                     166,000                     175,130
Virginia Electric & Power Co.,
  Series A, 5.375%, 2/1/2007                         1,000,000                   1,019,586
Wisconsin Electric Power Co.,
  3.5%, 12/1/2007                                    2,000,000                   1,959,040
                                                                               -----------
                                                                                14,387,920
                                                                               -----------
TOTAL CORPORATE BONDS
(Cost $312,815,130)                                                             310,616,268
                                                                               -----------

FOREIGN BONDS -- US$ DENOMINATED - 1.9%

CONSUMER DISCRETIONARY - 0.1%
Advertising Directory Solutions, Inc.,
  144A, 9.25%, 11/15/2012                               60,000                      63,000
Jafra Cosmetics International, Inc.,
  10.75%, 5/15/2011                                    146,000                     167,900
Kabel Deutschland GmbH,
  144A, 10.625%, 7/1/2014                              580,000                     640,900
Shaw Communications, Inc.,
  8.25%, 4/11/2010                                     546,000                     600,600
Vitro Envases Norteamerica SA,
  144A, 10.75%, 7/23/2011                               79,000                      80,580
                                                                               -----------
                                                                                 1,552,980
                                                                               -----------



CONSUMER STAPLES - 0.0%
Burns Philp Capital Property Ltd.,
  10.75%, 2/15/2011                                    118,000                     130,980
                                                                               -----------
ENERGY - 0.1%
Luscar Coal Ltd., 9.75%, 10/15/2011                    134,000                     147,400
Petroleum Geo-Services ASA,
  10.0%, 11/5/2010                                     360,000                     404,100
Secunda International Ltd.,
  144A, 10.66%**, 9/1/2012                              80,000                      80,200
                                                                               -----------
                                                                                   631,700
                                                                               -----------
FINANCIALS - 0.4%
Asian Development Bank,
  4.875%, 2/5/2007                                   1,000,000                   1,016,843
Burlington Resources Finance,
  5.6%, 12/1/2006                                    1,000,000                   1,019,945
Conproca SA de CV,
  12.0%, 6/16/2010                                     242,000                     295,240
Eircom Funding, 8.25%, 8/15/2013                       110,000                     119,625
Inter-American Development Bank,
  6.375%, 10/22/2007                                 1,000,000                   1,054,641
Korea Development Bank,
  5.25%, 11/16/2006                                  1,000,000                   1,015,188
                                                                               -----------
                                                                                 4,521,482
                                                                               -----------
HEALTH CARE - 0.0%
Biovail Corp., 7.875%, 4/1/2010                        116,000                     115,420
                                                                               -----------

INDUSTRIALS - 0.9%
CP Ships Ltd., 10.375%, 7/15/2012                      139,000                     158,808
Grupo Transportacion Ferroviaria
  Mexicana SA de CV:
  10.25%, 6/15/2007                                    226,000                     239,560
  11.75%, 6/15/2009                                    156,000                     156,000
  12.5%, 6/15/2012                                     135,000                     153,900
LeGrand SA, 8.5%, 2/15/2025                            112,000                     134,960
Stena AB:
  7.0%, 12/1/2016                                       80,000                      74,000
  9.625%, 12/1/2012                                     79,000                      87,492
Tyco International Group SA,
  5.8%, 8/1/2006                                    10,000,000                  10,210,090
                                                                               -----------
                                                                                11,214,810
                                                                               -----------

INFORMATION TECHNOLOGY - 0.0%
Flextronics International Ltd.,
  6.25%, 11/15/2014                                    105,000                      99,750
                                                                               -----------

LOCAL GOVERNMENT BONDS - 0.1%
Province of Quebec, 7.0%, 1/30/2007                  1,000,000                   1,050,285
                                                                               -----------

MATERIALS - 0.1%
Cascades, Inc., 7.25%, 2/15/2013                       141,000                     144,525
Citigroup Global (Severstal),
  8.625%, 2/24/2009                                     79,000                      80,556
Crown Euro Holdings SA,
  10.875%, 3/1/2013                                    128,000                     148,480

                                       16               See accompanying notes.

                                                                PRESERVATIONPLUS
Schedule of Investments                                         INCOME PORTFOLIO
March 31, 2005                                                       (unaudited)

                                              PRINCIPAL          MARKET
                                                AMOUNT           VALUE
                                                ------           -----
FOREIGN BONDS (CONTINUED)

MATERIALS (CONTINUED)
ISPAT Inland ULC, 9.75%, 4/1/2014            $   147,000      $     171,990
Novelis, Inc., 144A, 7.25%, 2/15/2015            135,000            132,300
Tembec Industries, Inc.:
   8.5%, 2/1/2011                                359,000            340,153
   8.625%, 6/30/2009                              15,000             14,475
                                                              -------------
                                                                  1,032,479
                                                              -------------
TELECOMMUNICATION SERVICES - 0.1%
Axtel SA, 11.0%, 12/15/2013                      119,000            125,843
Intelsat Bermuda Ltd.,
   144A, 7.805%**, 1/15/2012                      35,000             35,525
Millicom International Cellular SA,
   144A, 10.0%, 12/1/2013                        178,000            181,560
Nortel Networks Corp.,
   6.875%, 9/1/2023                              119,000            110,075
Nortel Networks Ltd.,
   6.125%, 2/15/2006                             321,000            321,802
Rogers Wireless Communications,
   Inc., 6.375%, 3/1/2014                         55,000             53,350
                                                              -------------
                                                                    828,155
                                                              -------------
UTILITIES - 0.1%
Ontario Electricity Financial Corp.,
   6.1% 1/30/2008                                750,000            785,209
                                                              -------------
TOTAL FOREIGN BONDS -- US$ DENOMINATED
   (Cost $22,050,904)                                            21,963,250
                                                              -------------
ASSET BACKED - 20.3%
AUTOMOBILE RECEIVABLES - 5.5%
AmeriCredit Automobile Receivables Trust:
   "A4", Series 2005-AX,
     3.93%, 10/6/2011                          9,290,000          9,143,502
   "B", Series 2002-1, 5.28%,
     4/9/2007                                  3,080,000          3,095,623
Capital Auto Receivables Asset Trust,
   "CTFS", Series 2002-2,
   4.18% 10/15/2007                              168,417            168,810
Capital One Prime Auto Receivable Trust,
   "A4", Series 2003-B, 3.18%,
   9/15/2010                                   4,200,000          4,105,827
Ford Credit Auto Owner Trust:
   "C", Series 2002-D,
   4.4% 5/15/2007                              2,640,000          2,654,380
   "C", Series 2002-C,
   4.81% 3/15/2007                               660,000            663,658
Franklin Auto Trust:
   "A4", Series 2002-1,
   4.51% 2/22/2010                             4,951,878          4,983,982
   "A4", Series 2001-2,
   4.55% 7/20/2009                             1,590,153          1,595,130
Hertz Vehicle Financing LLC, "A3",
   Series 2004-1A, 144A,
   2.85% 5/25/2009                            10,000,000          9,559,292
Household Automotive Trust, "A4",
   Series 2003-1, 2.22%
   11/17/2009                                $ 4,900,000       $  4,768,721
Hyundai Auto Receivables Owner
   Trust, "C", Series 2002-A, 144A,
   3.91% 2/16/2009                             1,490,000          1,478,983
MMCA Automobile Trust, "B",
   Series 2001-2, 5.75%
   6/15/2007                                      49,990             50,210
Navistar Financial Corp. Owner Trust,
   "A4", Series 2002-A,
   4.76% 4/15/2009                             3,077,477          3,093,049
Nissan Auto Receivables Owner Trust,
   "A4", Series 2005-A,
   3.82% 7/15/2010                             6,734,000          6,628,772
Union Acceptance Corp.:
   "A4", Series 2002-A,
   4.59% 7/8/2008                              2,438,107          2,451,823
   "A4", Series 2000-D,
   6.89% 4/9/2007                                955,421            954,757
World Omni Auto Receivables Trust:
   "A3", Series 2005-A,
   3.54% 6/12/2009                            10,000,000          9,888,895
   "B", Series 2002-A,
   3.75% 7/15/2009                               225,673            225,421
                                                               ------------
                                                                 65,510,835
                                                               ------------
CREDIT CARD RECEIVABLES - 7.8%
Bank One Issuance Trust,
   "C3", Series 2002-C3,
   3.76% 8/15/2008                             6,324,000          6,327,049
Capital One Master Trust,
   "A", Series 1999-3, 3.06%**
   9/15/2009                                   4,970,000          4,985,250
Citibank Credit Card Issuance Trust,
   "C1", Series 2000-C1,
   7.45% 9/15/2007                             3,500,000          3,563,339
First USA Credit Card Master Trust:
   "C", Series 1998-6, 144A,
   6.16% 4/18/2011                             1,000,000          1,038,281
   "C", Series 1998-2, 144A,
   6.8% 2/18/2011                              3,790,000          4,002,596
Fleet Credit Card Master Trust II:
   "A", Series 2001-A, 2.96%
   8/15/2008                                   3,190,000          3,193,856
   "B", Series 2001-B, 5.9%,
   12/15/2008                                  9,000,000          9,209,104
Household Affinity Credit Card
   Master Note, "B", Series 2003-2,
   2.51% 2/15/2008                             6,261,000          6,190,169
MBNA Credit Card Master Note Trust:
   "A1", Series 2003-A1,
   3.3% 7/15/2010                              4,345,000          4,226,601

                                                         See accompanying notes.

                                                                PRESERVATIONPLUS
Schedule of Investments                                         INCOME PORTFOLIO
March 31, 2005                                                       (unaudited)

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                                ------         -----
ASSET BACKED (CONTINUED)

CREDIT CARD RECEIVABLES (CONTINUED)
   "B1", Series 2002-B1,
   5.15%, 7/15/2009                           $   700,000    $   709,264
   "C3", Series 2001-C3,
   6.55%, 12/15/2008                            4,500,000      4,639,303
MBNA Master Credit Card Trust,
   "A", Series 1998-G, 2.94%**,
   2/17/2009                                   20,960,000     20,995,944
Pass-Through Amortizing Credit Card
   Trust, "A1FX", Series 2002-1A,
   144A, 4.096%, 6/18/2012                        457,956        458,861
Providian Gateway Master Trust:
   "A", Series 2000-B, 144A,
   3.09%**, 3/16/2009                          20,960,000     20,987,684
   "D", Series 2004-FA, 144A,
   4.45%, 11/15/2011                            1,530,000      1,498,922
                                                             -----------
                                                              92,026,223
                                                             -----------
HOME EQUITY LOANS - 3.6%
Ameriquest Mortgage Securities, Inc.:
   "AF3", Series 2003-6,
   4.258%, 8/25/2033                            2,488,743      2,486,239
   "A6", Series 2003-5,
   4.541%, 4/25/2033                            1,980,000      1,971,926
Equity One ABS, Inc.:
   "AF6", Series 2004-1,
   4.205%, 4/25/2034                            4,660,000      4,525,088
   "AF6", Series 2003-4,
   4.833%, 11/25/2033                           2,640,000      2,646,799
First Alliance Mortgage Loan Trust,
   "A1", Series 1999-4,
   7.52%, 3/20/2031                               582,589        581,503
GMAC Commercial Mortgage Securities,
   Inc., "A5", Series 2003-HE2,
   4.09%, 4/25/2033                            10,670,000     10,555,939
Residential Asset Mortgage Products, Inc.:
   "AI2", Series 2004-RZ1,
   2.34%, 7/25/2027                             6,490,000      6,397,402
   "A6", Series 2003-RZ3,
   3.4%, 3/25/2033                              2,640,000      2,484,949
   "A5", Series 2003-RZ4,
   4.66%, 2/25/2032                             3,200,000      3,186,729
Residential Asset Securities Corp.,
   "A16", Series 2003-KS10,
   4.54%, 12/25/2033                            3,700,000      3,691,720
Residential Funding Mortgage Securities I,
   "A2", Series 2004-HI1,
   2.49%, 7/25/2013                             4,360,000      4,321,838
                                                             -----------
                                                              42,850,132
                                                             -----------
MANUFACTURED HOUSING RECEIVABLES - 1.1%
Green Tree Financial Corp.,
   "A5", Series 1994-1,
   7.65%, 4/15/2019                           $ 2,544,114    $ 2,658,634
Lehman ABS Manufactured Housing
   Contracts, "A6", Series 2001-B,
   6.467%, 8/15/2028                            3,680,511      3,799,364
Vanderbilt Acquisition Loan Trust,
   "A3", Series 2002-1,
   5.7%, 9/7/2023                               6,300,000      6,398,376
                                                             -----------
                                                              12,856,374
                                                             -----------
MISCELLANEOUS - 1.6%
Caterpillar Financial Asset Trust, "B",
   Series 2002-A, 4.03%, 5/26/2008                540,000        540,737
E-Trade RV and Marine Trust, "A3",
   Series 2004-1,
   3.62%, 10/8/2018                             6,484,000      6,357,195
SLM Student Loan Trust, "A1",
   Series 2005-2, 2.71%**,
   4/25/2010                                    6,290,000      6,279,001
SSB RV Trust, "A5", Series 2001-1,
   6.3%, 4/15/2016                              5,000,000      5,141,377
                                                             -----------
                                                              18,318,310
                                                             -----------
UTILITIES - 0.7%
PG&E Energy Recovery Funding LLC,
   "A2", Series 2005-1, 3.87%,
   6/25/2011                                    8,500,000      8,419,319
                                                             -----------
TOTAL ASSET BACKED
   (Cost $241,792,787)                                       239,981,193
                                                             -----------
US GOVERNMENT SPONSORED AGENCIES - 0.5%
Federal Home Loan Bank,
   2.875%, 9/15/2006                            3,400,000      3,354,406
Federal National Mortgage Association,
   2.5%, 6/15/2006                              2,500,000      2,461,463
                                                             -----------
TOTAL US GOVERNMENT SPONSORED AGENCIES
   (Cost $ 5,886,631)                                          5,815,869
                                                             -----------

                                                         See accompanying notes.

                                                                PRESERVATIONPLUS
Schedule of Investments                                         INCOME PORTFOLIO
March 31, 2005                                                       (unaudited)

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                   ------         -----
COMMERCIAL AND NON-AGENCY MORTGAGE-BACKED
 SECURITIES - 21.1%
Amresco Commercial Mortgage Funding,
   "B", Series 1997-C1,
   7.24%, 6/17/2029                             $  5,300,000    $  5,562,810
Bear Stearns Commercial Mortgage
   Securities, Inc.:
   "X2", Series 2002-TOP8, 144A,
   Interest Only, 2.32%**,
   8/15/2038(d)                                   20,411,106       1,730,049
   "A1", Series 2003-T12,
   2.96%, 8/13/2039                               10,078,776       9,730,071
   "A1", Series 2004-PWR6,
   3.688%, 11/11/2041                              8,320,524       8,237,843
   "A1", Series 2000-WF2,
   7.11%, 10/15/2032                                 540,741         568,862
   "A1", Series 2000-WF1,
   7.64%, 2/15/2032                                   42,902          45,822
Chase Commercial Mortgage Securities
   Corp., "A2", Series 1998-1,
   6.56%, 5/18/2030                                2,829,384       2,982,896
Citigroup Commercial Mortgage Trust,
   "XP", Series 2004-C2, 144A,
   Interest Only, 1.19%**,
   10/15/2041(d)                                 196,406,932       9,370,221
Commercial Mortgage Acceptance Corp.:
   "A2", Series 1998-C2,
   6.03%, 9/15/2030                                6,245,794       6,463,640
   "A3", Series 1998-C2,
   6.04%, 9/15/2030                               20,000,000      20,865,200
Commercial Mortgage Asset Trust,
   "A1", Series 1999-C1,
   6.25%, 1/17/2032                                6,145,591       6,209,887
CS First Boston Mortgage Securities Corp.:
   "A2", Series 2001-CF2,
   5.935%, 2/15/2034                               3,000,000       3,034,331
   "A3", Series 2001-CF2,
   6.238%, 2/15/2034                               2,000,000       2,083,669
Deutsche Mortgage & Asset Receiving
   Corp., "A2", Series 1998-C1,
   6.538%, 6/15/2031                               5,158,815       5,394,926
DLJ Commercial Mortgage Corp.,
   "A1B", Series 1998-CG1,
   6.41%, 6/10/2031                               14,961,197      15,728,404
First Union National Bank Commercial
   Mortgage, "A1", Series 1999-C4,
   7.184%, 12/15/2031                                296,396         307,887
First Union-Lehman Brothers Commercial
   Mortgage, "A3", Series 1997-C2,
   6.65%, 11/18/2029                               7,997,232       8,370,243
First Union-Lehman Brothers-Bank of America:
   "A1", Series 1998-C2,
   6.28%, 11/18/2035                                  31,723          31,708
   "A2", Series 1998-C2,
   6.56%, 11/18/2035                               8,700,000       9,165,577
GMAC Commercial Mortgage Securities, Inc.:
   "A1", Series 1998-C2,
   6.15%, 5/15/2035                             $    404,654    $    405,159
   "A3", Series 1997-C1,
   6.869%, 7/15/2029                               8,336,615       8,724,308
Greenwich Capital Commercial Funding
   Corp., "XP", Series 2005-GG3, 144A,
   Interest Only, 0.98%**,
   8/10/2042(d)                                  260,000,000      10,106,980
JP Morgan Commercial Mortgage
   Finance Corp., "A3", Series 1997-C5,
   7.088%, 9/15/2029                               1,435,628       1,503,068
LB Commercial Conduit Mortgage Trust:
   "A1", Series 1999-C1,
   6.41%, 6/15/2031                                1,505,484       1,540,646
   "A3", Series 1998-C1,
   6.48%, 2/18/2030                                8,800,000       9,226,294
LB-UBS Commercial Conduit Mortgage
   Trust, "A1", Series 2000-C3,
   7.95%, 5/15/2015                                1,578,284       1,666,818
LB-UBS Commercial Mortgage Trust,
   "XCP", Series 2004-C8, 144A,
   Interest Only, 1.01%**,
   12/15/2039(d)                                 372,719,000      13,920,607
Merrill Lynch Mortgage Investors,
   Inc., "A3", Series 1996-C2,
   6.96%, 11/21/2028                               5,451,979       5,617,740
Morgan Stanley Capital I:
   "A2", Series 2005-T17,
   4.11%, 12/13/2041                               2,000,000       1,977,874
   "A2", Series 1998-HF2,
   6.48%, 11/15/2030                               9,500,000      10,011,837
   "A2", Series 1998-WF2,
   6.54%, 7/15/2030                                7,455,000       7,854,060
   "A2", Series 1998-WF1,
   6.55%, 3/15/2030                               12,386,819      12,982,510
   "A2", Series 1999-CAM1,
   6.76%, 3/15/2032                                  942,263         980,383
Nationslink Funding Corp., "A2",
   Series 1998-2,

   6.476%, 8/20/2030                              22,162,000      23,375,928
Nomura Asset Securities Corp.,
   "A1B", Series 1998-D6,
   6.59%, 3/15/2030                                6,000,000       6,355,677
PNC Mortgage Acceptance Corp.,
   "A1", Series 2000-C1,
   7.52%, 7/15/2008                                  680,293         714,407
Prudential Securities Secured Financing
   Corp., "A1B", Series 1998-C1,
   6.506%, 7/15/2008                               8,800,000       9,256,035
Vanderbilt Mortgage Finance, "A3",
   Series 2002-A, 5.58%, 3/7/2018                    930,000         938,216
Wachovia Bank Commercial Mortgage
   Trust, "XP", Series 2005-C17,
   144A, Interest Only, 0.473%**,
   3/15/2042(d)                                  440,114,410       7,220,627
                                                                ------------
TOTAL COMMERCIAL AND NON-AGENCY MORTGAGE-
BACKED SECURITIES
   (Cost $257,430,723)                                           250,263,220
                                                                ------------

                                                                PRESERVATIONPLUS
Schedule of Investments                                         INCOME PORTFOLIO
March 31, 2005                                                       (unaudited)

                                                     PRINCIPAL
                                                     AMOUNT OR
                                                       NUMBER               MARKET
                                                     OF SHARES              VALUE
                                                     ---------              -----
COLLATERALIZED MORTGAGE OBLIGATIONS - 12.0%

Federal Home Loan Mortgage Corp.:
   "CB", Series 2888,
   4.0%, 1/15/2024                                 $   20,000,000       $    19,543,980
   "GB", Series 2907,
   4.0%, 4/15/2023                                 $   17,791,000            17,371,116
   "HB", Series 2907,
   4.0%, 7/15/2021                                 $   12,853,000            12,549,421
   "BC", Series 2903,
   4.5%, 1/15/2018                                 $   20,000,000            20,011,224
   "AK", Series 2903,
   5.0%, 6/15/2021                                 $   14,590,000            14,741,660
   "AP", Series 2929,
   5.0%, 1/15/2019                                 $   15,431,004            15,587,110
Federal National Mortgage Association:
   "BC", Series 2005-14,
   4.5%, 10/25/2017                                $   16,700,000            16,653,803
   "OA", Series 2005-14,
   5.0%, 11/25/2019                                $   10,293,659            10,382,862
   "PA", Series 2005-14,
   5.0%, 6/25/2020                                 $   14,916,000            15,040,241
                                                                        ---------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
   (Cost $ 144,441,385)                                                     141,881,417
                                                                        ---------------
US GOVERNMENT BACKED - 13.7%
   US Treasury Bills:
   2.31%*, 4/21/2005(c)                            $    9,425,000             9,412,905
   2.016%*, 4/21/2005                              $   32,700,000            32,663,748
US Treasury Note:
   1.5%, 7/31/2005                                 $    8,660,000             8,620,086
   1.5%, 3/31/2006                                 $    3,500,000             3,433,693
   1.625%, 9/30/2005                               $   13,600,000            13,501,182
   1.875%, 1/31/2006                               $    5,440,000             5,374,551
   2.0%, 8/31/2005                                 $   28,730,000            28,608,788
   2.5%, 9/30/2006                                 $      350,000               344,039
   3.375%, 2/28/2007                               $   15,900,000            15,783,851
   3.37%, 2/15/2008                                $   24,377,000            24,011,345
   3.75%, 3/31/2007                                $   19,600,000            19,582,392
   6.5%, 8/15/2005                                 $      860,000               871,152
                                                                        ---------------
TOTAL US GOVERNMENT BACKED
   (Cost $162,652,590)                                                      162,207,732
                                                                        ---------------
CASH EQUIVALENTS - 4.2%
Scudder Cash Management QP Trust,
   2.69%(b) (Cost $49,154,939)                         49,154,939            49,154,939
                                                                        ---------------
TOTAL INVESTMENT PORTFOLIO - 99.8%

   (Cost $ 1,196,225,089)(a)                                              1,181,883,888
OTHER ASSETS AND LIABILITIES, NET - 0.2%                                      2,001,055
                                                                        ---------------
NET ASSETS - 100.0%                                                     $ 1,183,884,943
                                                                        ===============

*     Annualized yield at time of purchase; not a coupon rate.

** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of March 31, 2005.

(a) The cost for federal income tax purposes was $1,196,225,089. At March 31, 2005, net unrealized depreciation for all securities based on tax cost was $14,341,201. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,605,722 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,946,921.

(b) Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown for Scudder Cash Management QP Trust is the annualized seven-day yield at period end.

(c) At March 31, 2005, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(d) Interest Only (IO) Bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to repayment risk on the pool of underlying mortgages.

144A: Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At March 31, 2005, open futures contracts sold were as follows:

                                                                                                     UNREALIZED
                                                                                                    APPRECIATION
                                                                      AGGREGATE       MARKET       (DEPRECIATION)
FUTURES                                    EXPIRATION   CONTRACTS   FACE VALUE ($)   VALUE ($)          ($)
-------                                    ----------   ---------   --------------   ---------      ------------
Australia 10 year Bond                      6/15/2005      898        75,424,502    75,227,223        197,279
UK Treasury Bond                            6/28/2005      476        98,211,731    98,992,198       (780,467)
Japan 10 year Bond                           6/9/2005       21        26,983,689    27,302,154       (318,465)
US Treasury 10 year Note                    6/21/2005      570        62,952,096    62,281,406        670,690
                                                                                                     --------
Total net unrealized appreciation on open
futures contracts                                                                                    (230,963)
                                                                                                     --------

At March 31, 2005, open futures contracts purchased were as follows:

                                                                                                           UNREALIZED
                                                                                                          APPRECIATION
                                                                           AGGREGATE          MARKET     (DEPRECIATION)
FUTURES                                        EXPIRATION    CONTRACTS   FACE VALUE ($)     VALUE ($)         ($)
-------                                        ----------    ---------   --------------     ---------    --------------
Canada 10 year Bond                             6/21/2005      1,062       98,277,403       97,903,811     (373,592)
Germany 10 year Bond                             6/8/2005        581       88,501,790       89,331,200      829,410
                                                                                                            -------
Total net unrealized appreciation on open
futures contracts                                                                                           455,818
                                                                                                            -------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The "aggregate face value" presented above represents the Portfolio's total exposure in such contracts.

                                                                PRESERVATIONPLUS
                                                                INCOME PORTFOLIO
                                                                     (unaudited)

Statement of Assets and Liabilities                      Statement of Operations
March 31, 2005                           For the Six Months Ended March 31, 2005

ASSETS
Investments:
Investments in securities, at value
   (cost $ 1,147,070,150)........................      $  1,132,728,949
Investment in Scudder Cash Management
   QP Trust (cost $ 49,154,939)..................            49,154,939
                                                       ----------------
Total investments in securities,
   at value (cost $ 1,196,225,089)...............         1,181,883,888
                                                       ----------------
Cash.............................................             1,058,269
Foreign currency, at value (cost $ 137)..........                   141
Receivable for investments sold..................            29,818,988
Deposits with brokers for
   open futures conracts.........................             6,070,834
Interest receivable..............................             8,035,391
Unrealized appreciation on forward
   currency exchange contracts...................             1,736,481
Other assets.....................................                14,205
                                                       ----------------
Total assets.....................................         1,228,618,197
                                                       ----------------
LIABILITIES
Payable for investments purchased................            41,843,310
Net payable on closed forward foreign
   currency exchange contracts...................               555,153
Unrealized depreciation on forward
foreign currency exchange contracts..............             1,876,660
Payable for variation margin on
   open future contracts.........................                 1,023
Accrued management fee...........................               207,543
Other accrued expenses and payables..............               249,565
                                                       ----------------
Total liabilities................................            44,733,254
                                                       ----------------
NET ASSETS, AT VALUE.............................      $  1,183,884,943
                                                       ================

INVESTMENT INCOME
Income:
   Interest......................................      $     26,433,667
   Interest -- Scudder Cash Management
     QP Trust....................................             1,725,750
   Credit rate income............................             5,831,647
   Mortgage dollar roll income...................                68,710
   Dividends.....................................                22,202
                                                       ----------------
   Total Income..................................            34,081,976
                                                       ----------------
EXPENSES:
   Management fee................................             5,750,933
   Wrapper fees..................................               736,134
   Auditing......................................                13,937
   Legal.........................................                92,191
   Trustees' fees and expenses...................                34,666
   Administrator service fee.....................               415,939
   Other.........................................                74,736
                                                       ----------------
   Total expenses, before expense reductions.....             7,118,536
   Expense reductions............................            (2,040,850)
                                                       ----------------
   Total expenses, after expense reductions......             5,077,686
                                                       ----------------
   Net investment income.........................            29,004,290
                                                       ----------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT TRANSACTIONS
Net realized gain (loss) from:
   Investments...................................            16,218,117
   Affiliated investment companies...............            19,110,838
   Futures.......................................               871,543
   Foreign currency related transactions.........            13,719,025
                                                       ----------------
                                                             49,919,523
                                                       ----------------
Net unrealized appreciation (depreciation)
   during the period on:
   Investments...................................           (50,008,731)
   Futures.......................................           (16,593,477)
   Foreign currency related transactions.........            (4,217,170)
   Wrapper Agreements............................            67,264,399
                                                       ----------------
                                                             (3,554,979)
                                                       ----------------
Net gain (loss) on investments...................            46,364,544
                                                       ----------------
Net increase (decrease) in net assets
   resulting from operations.....................      $     75,368,834
                                                       ================

                                                         See accompanying notes.

                                                                PRESERVATIONPLUS
Statement of Changes in Net Assets                              INCOME PORTFOLIO

                                                                                              SIX MONTHS ENDED
                                                                                               MARCH 31, 2005        YEAR ENDED
                                                                                                (unaudited)      SEPTEMBER 30, 2004
                                                                                              ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income .................................................................   $     29,004,290    $   113,682,375
    Net realized gain (loss) on investment transactions ...................................         49,919,523         26,358,614
    Net unrealized appreciation (depreciation) during the period on investments,
        futures and foreign currency related transactions .................................        (70,819,378)       (23,040,235)
    Net unrealized appreciation (depreciation) during the
        period on Wrapper Agreements ......................................................         67,264,399         (5,338,738)
                                                                                              ----------------    ---------------
    Net increase (decrease) in net assets resulting from operations........................         75,368,834        111,662,016
                                                                                              ----------------    ---------------

Capital transactions in shares of beneficial interest:
    Proceeds from capital invested..........................................................       148,914,791        388,962,660
    Value of capital withdrawn .............................................................    (1,814,814,510)      (180,224,202)
                                                                                              ----------------    ---------------
    Net increase (decrease) in net assets from capital transactions in shares of
      beneficial interest ..................................................................    (1,665,899,719)       208,738,458
                                                                                              ----------------    ---------------
    Increase (decrease) in net assets.......................................................    (1,590,530,885)       320,400,474
                                                                                              ----------------    ---------------
    Net assets at beginning of period.......................................................     2,774,415,828      2,454,015,354
                                                                                              ----------------    ---------------
    Net assets at end of period ............................................................  $  1,183,884,943    $ 2,774,415,828
                                                                                              ================    ===============

                                       22                See accompanying notes.

                                                                PRESERVATIONPLUS
Financial Highlights                                            INCOME PORTFOLIO
Selected data for each share of capital stock outstanding throughout each period

                                                                                                                 YEARS ENDED
                                                                                                                SEPTEMBER 30,
                                                                2005(a,b)     2004       2003       2002        2001    2000
                                                                ---------     -----      -----      -----       ----    ----
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)                          1,184         2,774      2,454      1,011        227     201
                                                                -----         -----      -----      -----       ----    ----
Ratio of expenses before expense reductions (%)                   .86*          .89        .88        .93       1.01     .99
                                                                -----         -----      -----      -----       ----    ----
Ratio of expenses after expense reductions (%)                    .61*          .80        .80        .80        .80     .35
                                                                -----         -----      -----      -----       ----    ----
Ratio of net investment income (%)                               3.49*         4.32       4.31       5.21       6.37    7.33
                                                                -----         -----      -----      -----       ----    ----
Portfolio turnover rate (%)                                       189**         120        244         62         13       -(c)
                                                                =====         =====      =====      =====       ====    ====
TOTAL INVESTMENT RETURN (%)(d,e)                                 3.65**        4.32       4.33       5.53       6.58    7.30

(a)   For the six months ended March 31, 2005 (Unaudited).

(b) Effective November 17, 2004, the Portfolio converted from a stable value fund to a short-term bond fund. The return for the Portfolio includes the effect on the conversion and in the absence of the conversion the return would have been lower.

(c)   Less than 1%.

(d) Total investment return would have been lower had certain expenses not been reduced.

(e) Total investment return for the Portfolio was derived from the performance of Investment Class shares of PreservationPlus Income Fund.

*Annualized

**Not annualized

                                  23                     See accompanying notes.

Notes to Financial Statements                                   PRESERVATIONPLUS
March 31, 2005                                                  INCOME PORTFOLIO

A. SIGNIFICANT ACCOUNTING POLICIES

      PreservationPlus Income Portfolio (the "Portfolio") is a diversified series of Scudder Investment Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a New York business trust.

      Effective November 17, 2004, the Board of Trustees of PreservationPlus Income Portfolio elected to change the Portfolio from a stable value fund to a short-term bond fund. The most significant change was the elimination of the Portfolio's insurance Wrapper Agreements, which resulted in the fluctuation of the Portfolio's price or net asset value ("NAV") after November 16, 2004.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations,securities are valued at the most recent bid quotation or evaluated price, as applicable,obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate,maturity, type of issue, trading characteristics and other data, as well as broker quotes.

      Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

      Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

      During the period from October 1, 2004 through November 16, 2004, Wrapper Agreements generally were equal to the difference between the Book Value of the Wrapper Agreements and Market Value (plus accrued interest on the underlying securities) of the covered assets and were either reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considered the creditworthiness and the ability of Wrapper Providers to pay amounts that were due under the Wrapper Agreements.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

      Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FUTURES CONTRACTS. A futures contract is an agreement between buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

      Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

      Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

      Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date

Notes to Financial Statements                                   PRESERVATIONPLUS
March 31, 2005                                                  INCOME PORTFOLIO

of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

      Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

WHEN-ISSUED/DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

      Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

MORTGAGE DOLLAR ROLLS. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells to a bank or banker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments including prepayments made on the security while it is the holder. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

      Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them.

FEDERAL INCOME TAXES. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

CONTINGENCIES. In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred. However, based on experience, the Portfolio expects the risk of loss to be remote.

OTHER. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. For periods prior to November 17, 2004, the credit rate income was accrued daily and represented the difference between actual interest earned on covered assets under the Portfolio's Wrapper Agreements and the product of the Book Value of the Wrapper Agreements multiplied by the credit rate as determined pursuant to the Wrapper Agreements.

      The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. PURCHASES AND SALES OF SECURITIES

      During the six months ended March 31, 2005, purchases and sales of investment securities (excluding short-term instruments, US Treasury obligations and mortgage dollar roll transactions) aggregated $894,774,768 and $1,442,174,604, respectively. Purchases and sales of US Treasury obligations aggregated $1,146,402,783 and $1,195,950,017, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $79,110,376 and $79,421,766, respectively.

C. RELATED PARTIES

      Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

INVESTMENT ADVISORY AGREEMENT. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.70% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. These fees are reduced to 0.10% on assets invested in Scudder High Income Plus Fund.

Notes to Financial Statements                                   PRESERVATIONPLUS
March 31, 2005                                                  INCOME PORTFOLIO

      For the period October 1, 2004 through November 16, 2004, the Advisor and Administrator maintained the annualized expenses of the Portfolio including the annual premiums on Wrapper Agreements at not more than 0.80% of the Portfolio's average daily net assets. In addition, for the period from November 17, 2004 through February 1, 2006, the Advisor and Administrator have agreed to maintain the annualized expenses of the Portfolio at no more than 0.48% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

      Accordingly, for the six months ended March 31, 2005, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $2,030,249 and the amount imposed aggregated $3,720,684, which was equivalent to an annualized effective rate of 0.45% of the Portfolio's average daily net assets.

ADMINISTRATOR SERVICE FEE. ICCC serves as Administrator and receives a fee (the "Administrator Service Fee") of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2005, the Administrator Service Fee was $415,939, of which $136,960 is unpaid at March 31, 2005.

OTHER. Prior to October 27, 2004, to gain exposure to high yield debt securities, the Portfolio invested in the Scudder High Income Plus Fund, an affiliated mutual fund. The Portfolio reduced its advisory fee to 0.10% of its average daily net assets with respect to its assets invested in the Scudder High Income Plus Fund. There were no distributions from Scudder High Income Plus Fund to the Portfolio for the six months ended March 31, 2005.

SCUDDER CASH MANAGEMENT QP TRUST. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

TRUSTEES' FEES AND EXPENSES. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services.

INSURANCE BROKERAGE COMMISSIONS. The Portfolio paid insurance premiums to an unaffiliated insurance broker in 2002 and 2003. This broker in turn paid a portion of its commissions to an affiliate of the Advisor, which performed certain insurance brokerage services for the broker. The Advisor has reimbursed the Portfolio for the portion of commissions (plus interest) paid to the affiliate of the Advisor attributable to the premiums paid by the Portfolio. The amounts for 2002 and 2003 were $569 and $1,415, respectively.

D. FORWARD FOREIGN CURRENCY COMMITMENTS

As of March 31, 2005, the Portfolio had the following open forward foreign currency exchange contracts:

                                                              NET
                                           SETTLEMENT      UNREALIZED
CONTRACTS TO DELIVER     IN EXCHANGE FOR      DATE        APPRECIATION
--------------------    -----------------  ----------     ------------
AUD     17,008,000      USD    13,442,103   5/4/2005      $    310,930
CHF     11,134,000      USD     9,480,989   5/4/2005           169,840
EUR      8,108,000      USD    10,621,885   5/4/2005           110,609
GBP        874,000      USD     1,666,735   5/4/2005            15,448
JPY  1,636,852,000      USD    15,343,446   5/4/2005           373,457
NZD      1,424,000      USD     1,055,312   5/4/2005            42,514
USD        267,962      EUR       207,000   5/4/2005               395
USD     23,008,224      CAD    27,978,000  5/27/2005           124,385
USD     57,718,118      AUD    75,019,000  5/28/2005            92,636
USD    117,668,617      GBP    62,623,000  5/28/2005           496,267
                                                          ------------
Total unrealized appreciation                             $  1,736,481
                                                          ------------

                                                 SETTLEMENT   NET UNREALIZED
CONTRACTS TO DELIVER          IN EXCHANGE FOR       DATE      (DEPRECIATION)
-------------------------    ------------------  ----------   --------------
CAD             8,379,000    USD      6,820,513    5/1/2005        (157,600)
CAD            27,978,000    USD     23,003,589    5/1/2005        (124,628)
USD            30,113,556    CAD     36,357,000    5/1/2005         (58,778)
JPY           481,882,000    USD      4,633,481    5/4/2005        (138,084)
NZD             3,696,000    USD      2,687,731    5/4/2005         (59,007)
USD            13,453,328    AUD     17,008,000    5/4/2005        (322,155)
USD             9,304,463    CHF     11,134,000    5/4/2005          (9,568)
USD            10,555,894    EUR      7,901,000    5/4/2005        (312,974)
USD             1,677,014    GBP        874,000    5/4/2005         (25,727)
USD            20,248,517    JPY  2,118,734,000    5/4/2005        (483,111)
USD             3,704,576    NZD      5,120,000    5/4/2005         (63,053)
CHF            58,215,000    USD     48,715,481   5/28/2005         (36,935)
EUR            31,593,000    USD     40,916,726   5/28/2005         (61,065)
JPY           954,153,000    USD      8,908,992   5/28/2005         (10,129)
NZD            19,195,000    USD     13,602,153   5/28/2005         (13,846)
                                                               ------------
Total unrealized depreciation                                  $ (1,876,660)
                                                               ------------

Currency Abbreviations

AUD           Australian Dollar   GBP    British Pound
CAD           Canadian Dollar     JPY    Japanese Yen
CHF           Swiss Franc         NZD    New Zealand Dollar
EUR           Euro                USD    United States Dollars

                                                                PRESERVATIONPLUS
Notes to Financial Statements                                   INCOME PORTFOLIO
March 31, 2005

E. EXPENSE REDUCTIONS

      For the six months ended March 31, 2005, the Advisor agreed to reimburse the Portfolio $10,601, which represents a portion of the fee savings expected to be realized by the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

F. LINE OF CREDIT

      The Portfolio and several other af filiated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by JP Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

G. WRAPPER AGREEMENTS

      The Board of Trustees of PreservationPlus Income Portfolio elected to change the Portfolio from a stable value portfolio to a short-term bond portfolio effective November 17, 2004. The most significant change was the elimination of the Portfolio's insurance Wrapper Agreements, which resulted in the fluctuation of the Portfolio's net assets after November 16, 2004. At November 16, 2004, the Wrapper Agreements had a fair value of ($58,561,356), which the portfolio reflected as a payable to the wrapper providers. No payments were made to the wrapper providers in connection with the termination of the agreements.

      Prior to November 16, 2004, the Portfolio entered into Wrapper Agreements with insurance companies, banks or other financial institutions that were designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there was no market for Wrapper Agreements, they were considered illiquid.

      A Wrapper Agreement obligated the wrapper provider to maintain the "Book Value" of the securities covered by the Wrapper Agreement (the "covered assets") up to specified amounts, under certain circumstances. Book Value of the covered assets was generally deposits, plus interest accrued at a crediting rate established under the Wrapper Agreement, less any adjustments for withdrawals or for defaulted or impaired securities (as specified in the Wrapper Agreement). In general, if the Book Value of the Wrapper Agreement exceeded the market value of the covered assets (including accrued interest), the Wrapper Provider became obligated to pay the difference to the Portfolio in the event of shareholder redemptions. On the other hand, if the Book Value of the Wrapper Agreement was less than the market value of the covered assets (including accrued interest), the Portfolio became obligated to pay the difference to the Wrapper Provider in the event of shareholder redemptions. The circumstances under which payments were made and the timing of payments between the Portfolio and the Wrapper Providers may have varied based on the terms of the Wrapper Agreements.

H. REGULATORY MATTERS AND LITIGATION

      Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. It is not possible to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the Scudder funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, the funds' investment advisors and their affiliates, certain individuals, including in some cases Fund Trustees/Directors, and other parties. Each Scudder fund's investment advisor has agreed to indemnify the applicable Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation, or other subjects arising from or related to the pending inquiries. Based on currently available information, the fund's investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the Scudder funds.

I. NAME CHANGE

      Effective June 1, 2005, PreservationPlus Income Portfolio will change the name to Scudder Limited-Duration Plus Portfolio. This name change was made in accordance with the regulatory requirements that require a portfolio's name to reflect its investment strategy.

Directors and Officers
The business address of each director and officer is One Security Benefit Place, Topeka, KS 66636-0001.

DIRECTORS
NAME
DATE OF BIRTH)
YEAR ELECTED***           PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS

Donald A. Chubb, Jr.**    Business broker, Griffith & Blair Realtors
(12-14-46)
1994

Harry W. Craig, Jr.**     Chairman, CEO, Secretary & Director, Martin Tractor
(04-11-39)                Company, Inc.
2004

Penny A. Lumpkin**        Partner, Vivians' Gift Shop
(08-20-39)                Vice President, Palmer Companies, Inc.
1993                      Vice President, PLB
                          Vice President, Town Crier
                          Vice President & Treasurer, Palmer News, Inc.
                          Vice President, M/S News, Inc.
                          Secretary, Kansas City Periodicals
                          Vice President, Bellaire Shopping Center
                          Partner, Goodwin Enterprises

Maynard F. Oliverius**    President & Chief Executive Officer, Stormont-Vail
(12-18-43)                HealthCare
1998

John D. Cleland*          Retired. Prior to January 1, 2003, Senior Vice
(05-01-36)                President, Security Benefit Group, Inc. &
1991 (Director)           Security Benefit Life Insurance Company
2000 (Chairman of the
Board)

Michael G. Odlum*         President & Managing Member Representative, Security
(01-12-52)                Management Company, LLC President & Chief Operating
2004 (President)          Officer, Allied Investment Advisors, Inc. Principal,
2004 (Director)           Vanguard Group

  * These directors are deemed to be "interested persons" of the Funds under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

 ** These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

*** Each director oversees 35 Security Fund portfolios and serves until the next annual meeting, or until a successor has been duly elected and qualified.

OFFICERS
NAME
(DATE OF BIRTH)
TITLE
YEAR ELECTED*             PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS

Steven M. Bowser          Vice President & Senior Portfolio Manager, Security
(02-11-60)                Management Company, LLC;
Vice President            Vice President & Senior Portfolio Manager, Security
2003                      Benefit Life Insurance Company

Brenda M. Harwood         Assistant Vice President, Chief Compliance Officer &
(11-03-63)                Treasurer, Security Management Company, LLC;
Treasurer                 Assistant Vice President, Security Benefit Life
1988                      Insurance Company Vice President & Director, Security
                          Distributors, Inc.

Amy J. Lee                Secretary, Security Management Company, LLC & Security
(06-05-61)                Distributors, Inc.;
Secretary                 Vice President, Associate General Counsel & Assistant
1987                      Secretary, Security Benefit Life Insurance Company

Michael G. Odlum          President and Managing Member Representative, Security
(1/12/52)                 Management Company, LLC; Senior Vice President and
President and Director    Chief Investment Officer Security Benefit Life
2004 (Director)           Insurance Company, Director Security Distributors,
2004 (President)          Inc.;
                          Director, Vice President and Chief Investment Officer,
                          First Security Benefit Life Insurance and Annuity
                          Company of New York

Christopher L. Phalen     Assistant Vice President and Portfolio Manager,
(11-9-70)                 Security Management Company, LLC, Security Benefit
Vice President            Life Insurance Company and Security Benefit
2002                      Corporation

Christopher D. Swickard   Assistant Secretary, Security Management Company, LLC
(10-09-65)                Second Vice President & Counsel, Security Benefit Life
Assistant Secretary       Insurance Company
1996

David G. Toussaint        Assistant Vice President and Portfolio Manager,
(10-10-66)                Security Management Company, LLC, Security Benefit
Vice President            Life Insurance Company and Security Benefit
2001                      Corporation

* Officers serve until the next annual meeting or until a successor has been duly elected and qualified.

Each of the Security Funds files a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for the second and fourth quarters of each fiscal year on Form N-Q. The Forms N-Q of each such Fund are available on the Commission's website at www.sec.gov. The Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The portfolio holdings of each of the Security Funds are available on their website, www.securitybenefit.com or by calling 1-800-888-2461.

A description of the policies and procedures that the Security Funds use to determine how to vote proxies relating to portfolio securities is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov. Information regarding how the Security Funds voted proxies relating to portfolio securities during the 12 month period ended June 30, 2004 is available upon request, free of charge by calling 1-800-888-2461, or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.

The statement of additional information ("SAI") includes additional information about the Funds' Directors and is available upon request without charge by calling 1-800-888-2461.

THE SECURITY GROUP OF MUTUAL FUNDS

 Security Large Cap Value Fund

 Security Equity Fund

      -     Equity Series

      -     Global Series

      -     Social Awareness Series

      -     Mid Cap Value Series

      -     Small Cap Growth Series

      -     Enhanced Index Series

      -     Select 25(R) Series

      -     Large Cap Growth Series

      -     Alpha Opportunity Series

 Security Mid Cap Growth Fund

 Security Income Fund

      -     Diversified Income Series

      -     High Yield Series

      -     Income Opportunity Series

      -     Capital Preservation Series

 Security Municipal Bond Fund

 Security Cash Fund

                      SECURITY FUNDS OFFICERS AND DIRECTORS

DIRECTORS

Donald A. Chubb, Jr.

John D. Cleland

Harry W. Craig, Jr.

Penny A. Lumpkin

Michael G. Odlum

Maynard F. Oliverius

OFFICERS

John D. Cleland, Chairman of the Board

Michael G. Odlum, President

Steve M. Bowser, Vice President, Equity Fund, Income Fund

Mark Lamb, Vice President, Equity Fund

Mark Mitchell, Vice President, Equity Fund

Christopher L. Phalen, Vice President, Income Fund

James P. Schier, Vice President, Equity and Mid Cap Growth Fund

Cindy L. Shields, Vice President, Equity Fund

David G. Toussaint, Vice President, Income Fund

Amy J. Lee, Secretary

Christopher D. Swickard, Assistant Secretary

Brenda M. Harwood, Treasurer and Chief Compliance Officer

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

[SECURITY DISTRIBUTORS, INC. LOGO]

One Security Benefit Place
Topeka, KS 66636-0001

ITEM  2. CODE OF ETHICS.

         Not required at this time.

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

         Not required at this time.

ITEM  4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not required at this time.

ITEM  5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM  6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM  9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant's board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's board.

ITEM  10.  CONTROLS AND PROCEDURES.

           (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of
                 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

            (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM  11.   EXHIBITS.

            (a)   (1)   Not required at this time.

                  (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

            (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                            SECURITY INCOME FUND

                                            By:  MICHAEL G. ODLUM
                                                 ---------------------------
                                                 Michael G. Odlum, President

                                            Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                            By:  MICHAEL G. ODLUM
                                                 ----------------------------
                                                 Michael G. Odlum, President

                                            Date: June 16, 2005

                                            By:  BRENDA M. HARWOOD
                                                 ----------------------------
                                                 Brenda M. Harwood, Treasurer

                                            Date: June 16, 2005